GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 32.3%
Automobiles & Components – 0.7%
22,404	Aptiv plc*	$ 3,089,512
5,031	Bayerische Motoren Werke AG	522,100
8,964	BorgWarner, Inc.	415,571
2,200	Bridgestone Corp.	89,441
5,049	Cie Generale des Etablissements Michelin SCA	756,190
4,279	Continental AG	566,431
13,593	Daimler AG (Registered)	1,213,172
100	Denso Corp.	6,666
3,263	Faurecia SE	173,726
61,684	Ford Motor Co.*	755,629
213,118	General Motors Co.	12,245,760
9,041	Honda Motor Co. Ltd.	272,546
100	Koito Manufacturing Co. Ltd.	6,728
1,600	Mazda Motor Corp.	13,109
2,102	NGK Spark Plug Co. Ltd.	36,416
1,700	Nifco, Inc.	62,177
16,600	Nissan Motor Co. Ltd.	92,738
6,322	NOK Corp.	86,110
11,489	Nokian Renkaat OYJ	416,157
4,112	Renault SA*	177,810
33,689	Stellantis NV	595,925
5,500	Subaru Corp.	109,926
1,500	Sumitomo Electric Industries Ltd.	22,555
11,287	Sumitomo Rubber Industries Ltd.	133,621
2,200	Suzuki Motor Corp.	100,209
462	Tesla, Inc.*	308,584
19,954	TI Fluid Systems plc	74,273
1,240	Tokai Rika Co. Ltd.	21,089
600	Toyo Tire Corp.	10,658
700	Toyoda Gosei Co. Ltd.	18,454
120	Toyota Industries Corp.	10,723
3,208	TS Tech Co. Ltd.	47,932
1,688	Valeo SA	57,269
2,900	Yamaha Motor Co. Ltd.	71,371
6,426	Yokohama Rubber Co. Ltd. (The)	115,438

		22,696,016

Banks – 1.6%
3,552	77 Bank Ltd. (The)	50,080
76,788	Banco BPM SpA	219,037
305,905	Bank of America Corp.	11,835,464
137,199	Barclays plc	351,356
2,916	BAWAG Group AG	150,410
12,728	BNP Paribas SA	775,508
30,291	CaixaBank SA	94,047
1,400	Chiba Bank Ltd. (The)	9,165
17,382	Citigroup, Inc.	1,264,540
9,187	Citizens Financial Group, Inc.	405,606
2,321	Close Brothers Group plc	49,607
11,647	Credit Agricole SA	168,674
5,822	Fifth Third Bancorp	218,034
15,548	FinecoBank Banca Fineco SpA*	254,362
22,413	First Republic Bank	3,737,368
10,456	Gunma Bank Ltd. (The)	37,505
3,833	Hachijuni Bank Ltd. (The)	13,958
1,020	Hirogin Holdings, Inc.	6,240
5,738	Hokuhoku Financial Group, Inc.	53,321
16,634	ING Groep NV	203,169
251,368	Intesa Sanpaolo SpA	681,100
1,267	Iyo Bank Ltd. (The)	7,604

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
101,826	JPMorgan Chase & Co.	$ 15,500,972
2,615	KBC Group NV	190,271
18,561	KeyCorp	370,849
2,600	Kyushu Financial Group, Inc.	11,163
398,508	Lloyds Banking Group plc	233,775
1,815	M&T Bank Corp.	275,172
18,543	Mebuki Financial Group, Inc.	43,755
6,043	Mizuho Financial Group, Inc.	87,384
19,504	Natwest Group plc	52,775
7,839	Nishi-Nippon Financial Holdings, Inc.	56,312
17,523	OSB Group plc*	102,931
19,146	Paragon Banking Group plc	120,787
16,867	Raiffeisen Bank International AG	370,279
126,621	Regions Financial Corp.	2,615,990
24,561	Resona Holdings, Inc.	103,169
30,900	Seven Bank Ltd.	70,633
1,167	Shiga Bank Ltd. (The)	25,282
297	Shinsei Bank Ltd.	4,800
29,130	Standard Chartered plc	200,576
3,000	Sumitomo Mitsui Financial Group, Inc.	108,742
2,258	Sumitomo Mitsui Trust Holdings, Inc.	78,780
2,267	SVB Financial Group*	1,119,127
3,664	TBC Bank Group plc*	49,717
6,516	Truist Financial Corp.	380,013
19,686	US Bancorp	1,088,833
199,919	Wells Fargo & Co.	7,810,835
6,796	Yamaguchi Financial Group, Inc.	45,173
5,321	Zions Bancorp NA	292,442

		51,996,692

Capital Goods – 1.6%
4,777	3M Co.	920,432
10,558	A O Smith Corp.	713,826
505	Aalberts NV	25,540
11,156	ACS Actividades de Construccion y Servicios SA	370,776
1,200	AGC, Inc.	50,370
50,748	AGCO Corp.	7,289,950
900	Aica Kogyo Co. Ltd.	32,505
4,841	Allegion plc	608,126
5,300	Amada Co. Ltd.	59,188
507	AMETEK, Inc.	64,759
2,423	ANDRITZ AG	108,901
3,744	Ashtead Group plc	223,501
173	Avon Rubber plc	7,531
2,212	Bodycote plc	25,202
4,731	Bouygues SA	189,499
5,617	Brenntag SE	479,854
2,093	Bunzl plc	66,992
9,754	Carrier Global Corp.	411,814
585	Caterpillar, Inc.	135,644
1,987	Central Glass Co. Ltd.	42,357
5,434	Cie de Saint-Gobain	320,886
12,043	CNH Industrial NV	186,428
866	COMSYS Holdings Corp.	26,711
2,113	Cummins, Inc.	547,499
101	Daifuku Co. Ltd.	9,925
899	Daikin Industries Ltd.	181,741
764	DCC plc	66,269

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
22,157	Deere & Co.	$ 8,289,820
1,161	Diploma plc	40,820
4,700	DMG Mori Co. Ltd.	77,238
5,628	Dover Corp.	771,768
2,715	Eaton Corp. plc	375,430
3,071	Ebara Corp.	125,305
3,350	Eiffage SA	334,962
7,180	Electrocomponents plc	98,325
55,650	Emerson Electric Co.	5,020,743
16,218	Fastenal Co.	815,441
2,575	Ferguson plc	307,597
5,253	Flowserve Corp.	203,869
3,382	Fortune Brands Home & Security, Inc.	324,063
2,936	Fuji Corp.	75,372
291	Fuji Electric Co. Ltd.	12,176
579	Fujitec Co. Ltd.	12,366
7,919	GEA Group AG	324,804
3,161	General Dynamics Corp.	573,911
53,689	General Electric Co.	704,937
1,197	Glory Ltd.	25,793
2,286	GS Yuasa Corp.	62,233
1,821	Hitachi Construction Machinery Co. Ltd.	58,355
27,803	Honeywell International, Inc.	6,035,197
700	Hoshizaki Corp.	62,594
10,092	Howden Joinery Group plc	101,976
3,949	Huntington Ingalls Industries, Inc.	812,902
863	IDEX Corp.	180,643
3,935	Illinois Tool Works, Inc.	871,681
189	IMCD NV	26,201
3,894	IMI plc	71,583
4,703	Ingersoll Rand, Inc.*	231,435
2,284	Interpump Group SpA	115,113
4,047	ITOCHU Corp.	131,390
89	Japan Steel Works Ltd. (The)	2,120
374	John Laing Group plc	1,615
10,502	Johnson Controls International plc	626,654
6,071	Kajima Corp.	86,350
2,698	Kawasaki Heavy Industries Ltd.	66,878
1,727	Kinden Corp.	29,448
2,338	Kingspan Group plc	197,793
374	KION Group AG	36,953
2,221	Knorr-Bremse AG	277,164
5,200	Komatsu Ltd.	161,144
1,840	Kurita Water Industries Ltd.	79,055
642	Kyowa Exeo Corp.	16,962
1,809	Kyudenko Corp.	69,176
4,592	Lixil Corp.	127,792
6,722	Maeda Corp.	58,052
11,832	Marubeni Corp.	98,822
11,959	Masco Corp.	716,344
3,135	Meggitt plc	20,615
29,850	Melrose Industries plc	68,640
3,463	Metso Outotec OYJ	38,611
670	MINEBEA MITSUMI, Inc.	17,197
2,100	MISUMI Group, Inc.	61,172
4,235	Mitsubishi Corp.	120,058
12,975	Mitsubishi Electric Corp.	198,298
5,381	Mitsui & Co. Ltd.	112,303
1,121	Miura Co. Ltd.	60,654
406	MonotaRO Co. Ltd.	11,014

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
7,720	Morgan Advanced Materials plc	$ 33,125
3,486	Morgan Sindall Group plc	84,845
862	Nabtesco Corp.	39,443
3,325	Nagase & Co. Ltd.	52,076
230	Nidec Corp.	28,043
10,154	Nisshinbo Holdings, Inc.	75,717
11,400	NTN Corp.	35,268
6,544	Obayashi Corp.	60,067
1,153	OKUMA Corp.	66,196
2,300	OSG Corp.	41,049
1,626	Parker-Hannifin Corp.	512,889
13,970	Pentair plc	870,610
8,467	Penta-Ocean Construction Co. Ltd.	66,542
485	Polypipe Group plc	3,712
9,142	Prysmian SpA	296,842
3,714	QinetiQ Group plc	16,183
14,715	Quanta Services, Inc.	1,294,626
42	Rational AG	32,626
11,212	Rexel SA	221,932
704	Rheinmetall AG	71,402
117	Rockwell Automation, Inc.	31,056
23,531	Rotork plc	115,657
5,236	Sanwa Holdings Corp.	68,589
2,934	Schneider Electric SE	446,951
1,400	Shimizu Corp.	11,336
416	Siemens AG (Registered)	68,354
2,356	Siemens Energy AG*	84,572
1,117	Siemens Gamesa Renewable Energy SA*	43,322
7,989	Signify NV	410,900
4,675	Snap-on, Inc.	1,078,709
22,971	Sojitz Corp.	64,904
72	Spirax-Sarco Engineering plc	11,313
2,816	Stanley Black & Decker, Inc.	562,271
9,040	Sumitomo Corp.	129,377
1,261	Taisei Corp.	48,651
735	Teledyne Technologies, Inc.*	304,033
725	Thales SA	71,956
514	Toda Corp.	3,771
800	TOTO Ltd.	49,237
1,399	Toyota Tsusho Corp.	58,913
315	Trane Technologies plc	52,151
3,637	Travis Perkins plc	77,330
2,503	Ultra Electronics Holdings plc	70,018
3,050	United Rentals, Inc.*	1,004,395
1,690	Valmet OYJ	61,534
282	Varta AG*	41,505
10,806	Vesuvius plc	80,341
7,970	Vinci SA	816,302
6,502	Wartsila OYJ Abp	68,159
3,834	Weir Group plc (The)	93,972
5,720	Westinghouse Air Brake Technologies Corp.	452,795
210	WW Grainger, Inc.	84,195
1,089	XP Power Ltd.	70,530
4,224	Xylem, Inc.	444,280
1,800	Yaskawa Electric Corp.	89,932

		54,877,657

Commercial & Professional Services – 0.2%
10,625	Aggreko plc	128,371
1,436	Benefit One, Inc.	38,227
15,761	Biffa plc	57,797

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
3,693	Copart, Inc.*	$ 401,097
846	Dai Nippon Printing Co. Ltd.	17,745
12,447	Elis SA*	203,159
365	Experian plc	12,575
9,900	G4S plc	33,440
48,986	Hays plc	100,930
1,171	Intertek Group plc	90,420
4,293	Jacobs Engineering Group, Inc.	554,956
3,169	Kokuyo Co. Ltd.	49,170
8,906	Leidos Holdings, Inc.	857,470
400	Meitec Corp.	22,126
20,867	Nielsen Holdings plc	524,805
354	Nihon M&A Center, Inc.	9,602
14,969	Pagegroup plc	97,109
1,000	Park24 Co. Ltd.	18,769
1,320	Persol Holdings Co. Ltd.	25,946
489	Pilot Corp.	15,631
7,536	Randstad NV	528,989
3,689	Recruit Holdings Co. Ltd.	181,153
899	Rentokil Initial plc	6,002
971	Republic Services, Inc.	96,469
13,844	Robert Half International, Inc.	1,080,801
20,315	Rollins, Inc.	699,242
31,265	Serco Group plc	59,233
300	SMS Co. Ltd.	9,186
535	Sohgo Security Services Co. Ltd.	25,317
7,385	SPIE SA	176,671
500	TechnoPro Holdings, Inc.	41,837
892	Toppan Printing Co. Ltd.	15,122

		6,179,367

Consumer Durables & Apparel – 1.2%
2,400	Asics Corp.	38,379
115	Bandai Namco Holdings, Inc.	8,221
14,639	Barratt Developments plc	150,577
43,779	Brunswick Corp.	4,175,203
4,173	Burberry Group plc	109,165
2,200	Casio Computer Co. Ltd.	41,575
82,452	Coats Group plc	64,683
20,129	Crest Nicholson Holdings plc	113,003
70,935	DR Horton, Inc.	6,321,727
2,302	EssilorLuxottica SA	375,012
1,153	Fujitsu General Ltd.	32,206
609	Games Workshop Group plc	83,670
24,303	Hanesbrands, Inc.	478,040
53,141	Hasbro, Inc.	5,107,913
20	Hermes International	22,120
3,748	Iida Group Holdings Co. Ltd.	90,817
484	Kering SA	333,988
9,636	Leggett & Platt, Inc.	439,883
6,272	Lennar Corp. Class A	634,915
111	LVMH Moet Hennessy Louis Vuitton SE	74,143
6,659	Mohawk Industries, Inc.*	1,280,592
1,411	Moncler SpA	80,806
30,912	Newell Brands, Inc.	827,823
69,324	NIKE, Inc. Class B	9,212,466
2,500	Nikon Corp.	23,488
71	NVR, Inc.*	334,476
900	Open House Co. Ltd.	38,498
5,922	Panasonic Corp.	76,687
10,674	PulteGroup, Inc.	559,745
257	Puma SE	25,197

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
12,940	PVH Corp.	$ 1,367,758
8,499	Ralph Lauren Corp.	1,046,737
200	Rinnai Corp.	22,432
865	Sangetsu Corp.	13,139
466	Sankyo Co. Ltd.	12,358
1,783	SEB SA	314,109
1,200	Sega Sammy Holdings, Inc.	18,756
3,324	Sekisui House Ltd.	71,500
100	Shimano, Inc.	23,884
101,536	Skechers USA, Inc. Class A*	4,235,067
2,839	Sony Group Corp.	300,461
8,261	Tapestry, Inc.*	340,436
3,072	Under Armour, Inc. Class A*	68,076
3,578	Under Armour, Inc. Class C*	66,050
12,303	VF Corp.	983,256
2,584	Vistry Group plc	38,803
900	Wacoal Holdings Corp.	20,007
2,488	Whirlpool Corp.	548,231
1,000	Yamaha Corp.	54,493

		40,700,571

Consumer Services – 0.3%
19,668	888 Holdings plc	107,017
5,946	Accor SA*	224,021
3,295	Benesse Holdings, Inc.	69,410
833	Chipotle Mexican Grill, Inc.*	1,183,543
8,203	Compass Group plc	165,732
1,098	Darden Restaurants, Inc.	155,916
13,470	Domino’s Pizza Group plc	64,439
3,414	Domino’s Pizza, Inc.	1,255,635
2,922	Entain plc	61,107
957	Flutter Entertainment plc	205,196
2,590	Gamesys Group plc	68,984
905	Greggs plc	28,012
1,372	Hilton Worldwide Holdings, Inc.*	165,902
8,038	La Francaise des Jeux SAEM	365,263
66,599	Las Vegas Sands Corp.	4,046,555
1,864	Marriott International, Inc. Class A*	276,077
6,210	McDonald’s Corp.	1,391,909
2,015	MGM Resorts International	76,550
6,102	Mitchells & Butlers plc*	27,109
16,969	Playtech plc	103,393
2,323	Rank Group plc	6,016
2,100	Resorttrust, Inc.	35,183
2,300	Skylark Holdings Co. Ltd.	34,478
11,851	Yum! Brands, Inc.	1,282,041
1,200	Zensho Holdings Co. Ltd.	30,744

		11,430,232

Diversified Financials – 1.5%
7,158	3i Group plc	113,759
7,500	Acom Co. Ltd.	34,933
3,576	AEON Financial Service Co. Ltd.	48,095
14,549	AJ Bell plc	84,086
39,408	American Express Co.	5,573,868
3,707	Ameriprise Financial, Inc.	861,692
1,690	Amundi SA	135,068
12,918	Ashmore Group plc	69,668
92,539	Bank of New York Mellon Corp. (The)	4,376,169

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
56,382	Berkshire Hathaway, Inc. Class B*	$ 14,403,910
889	BlackRock, Inc.	670,270
15,144	Brewin Dolphin Holdings plc	64,802
40,185	Capital One Financial Corp.	5,112,738
1,746	Cboe Global Markets, Inc.	172,313
14,660	CMC Markets plc	97,616
2,529	Credit Saison Co. Ltd.	30,483
2,101	Deutsche Boerse AG	349,121
386	Discover Financial Services	36,666
2,170	Euronext NV	218,410
5,280	Franklin Resources, Inc.	156,288
6,019	Hargreaves Lansdown plc	127,890
10,303	IG Group Holdings plc	127,937
12,407	IntegraFin Holdings plc	86,706
652	Intercontinental Exchange, Inc.	72,815
3,452	Intermediate Capital Group plc	87,644
22,644	Invesco Ltd.	571,082
87,682	Investec plc	265,052
6,582	IP Group plc*	11,265
3,443	Japan Exchange Group, Inc.	80,878
645	JTC plc	5,491
14,615	Jupiter Fund Management plc	56,133
1,134	Liontrust Asset Management plc	22,207
107,284	M&G plc	306,582
36,345	Man Group plc	80,654
1,743	MarketAxess Holdings, Inc.	867,875
4,000	Matsui Securities Co. Ltd.	32,610
8,283	Mitsubishi HC Capital, Inc.	50,070
4,601	Moody’s Corp.	1,373,905
8,786	Morgan Stanley	682,321
137	MSCI, Inc.	57,441
2,031	Nasdaq, Inc.	299,491
20,504	Ninety One plc	67,408
17,775	Nomura Holdings, Inc.	94,180
5,855	Plus500 Ltd.	113,022
26,716	Provident Financial plc	79,925
531	Rathbone Brothers plc	12,882
4,283	S&P Global, Inc.	1,511,342
3,623	Sanne Group plc	32,694
1,300	SBI Holdings, Inc.	35,326
1,671	Schroders plc	80,621
83	Sofina SA	28,061
7,921	St James’s Place plc	139,063
1,366	Standard Life Aberdeen plc	5,457
7,450	State Street Corp.	625,875
145,591	Synchrony Financial	5,919,730
5,564	T. Rowe Price Group, Inc.	954,782
400	Tokyo Century Corp.	26,952
54,171	Voya Financial, Inc.	3,447,442
1,284	Wendel SE	159,345
1,000	Zenkoku Hosho Co. Ltd.	46,027

		51,256,138

Energy – 0.6%
9,597	Baker Hughes Co.	207,391
17,741	Cabot Oil & Gas Corp.	333,176
83,312	Cairn Energy plc	195,544
78,471	Chevron Corp.	8,222,976
14,334	ConocoPhillips	759,272
6,478	Devon Energy Corp.	141,544
69,142	Diversified Gas & Oil plc	105,812
19,993	ENEOS Holdings, Inc.	90,706

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
373	Energean plc*	$ 4,370
9,853	Eni SpA	121,411
6,494	EOG Resources, Inc.	471,010
18,440	Exxon Mobil Corp.	1,029,505
50,579	Halliburton Co.	1,085,425
6,448	HollyFrontier Corp.	230,709
800	Iwatani Corp.	49,447
114,995	John Wood Group plc	428,732
22,602	Kinder Morgan, Inc.	376,323
30,040	Marathon Oil Corp.	320,827
5,138	Marathon Petroleum Corp.	274,832
676	Neste OYJ	35,900
60,812	NOV, Inc.	834,341
1,658	OMV AG	84,023
163,414	Petrofac Ltd.	215,398
9,671	Phillips 66	788,573
2,636	Pioneer Natural Resources Co.	418,650
6,943	Repsol SA	86,176
42,358	Royal Dutch Shell plc Class A	823,396
4,507	TechnipFMC plc*	34,382
55,639	Tenaris SA	629,164
21,409	TOTAL SE	998,083
3,118	Valero Energy Corp.	223,249

		19,620,347

Food & Staples Retailing – 0.5%
312	Aeon Co. Ltd.	9,320
340	Ain Holdings, Inc.	21,985
17,406	Carrefour SA	315,146
392	Cosmos Pharmaceutical Corp.	61,151
25,919	Costco Wholesale Corp.	9,135,929
730	Etablissements Franz Colruyt NV	43,521
70,327	J Sainsbury plc	235,173
16,079	Jeronimo Martins SGPS SA	270,581
3,941	Kesko OYJ Class B	120,525
74	Kobe Bussan Co. Ltd.	1,984
20,520	Koninklijke Ahold Delhaize NV	572,361
47,279	Kroger Co. (The)	1,701,571
1,031	Lawson, Inc.	50,591
4,672	Seven & i Holdings Co. Ltd.	188,662
14,330	Sysco Corp.	1,128,344
2,894	Tesco plc	9,137
700	Tsuruha Holdings, Inc.	90,327
12,752	Walgreens Boots Alliance, Inc.	700,085
23,081	Walmart, Inc.	3,135,092
785	Yaoko Co. Ltd.	48,263

		17,839,748

Food, Beverage & Tobacco – 0.6%
9,158	Altria Group, Inc.	468,523
3,283	Anheuser-Busch InBev SA/NV	206,379
2,195	Archer-Daniels-Midland Co.	125,115
1,398	Asahi Group Holdings Ltd.	59,178
3,881	Associated British Foods plc	128,941
13,181	British American Tobacco plc	501,016
8,866	C&C Group plc	34,268
200	Calbee, Inc.	5,098
6,559	Campbell Soup Co.	329,721
1,400	Coca-Cola Bottlers Japan Holdings, Inc.	24,433
13,738	Conagra Brands, Inc.	516,549

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
1,042	Constellation Brands, Inc. Class A	$ 237,576
2,605	Cranswick plc	130,578
3,407	Danone SA	233,203
12,850	Diageo plc	527,898
1,331	Fuji Oil Holdings, Inc.	35,469
14,262	General Mills, Inc.	874,546
10,484	Glanbia plc	155,597
89,800	Greencore Group plc	194,060
9,082	Hershey Co. (The)	1,436,409
30	Hilton Food Group plc	442
27,100	Imperial Brands plc	555,575
807	Ito En Ltd.	49,500
8,130	J M Smucker Co. (The)	1,028,689
5,787	Japan Tobacco, Inc.	111,171
2,878	JDE Peet’s NV*	105,508
1,045	Kagome Co. Ltd.	33,197
3,405	Kellogg Co.	215,537
500	Kikkoman Corp.	29,817
17,666	Kraft Heinz Co. (The)	706,640
2,274	Maruha Nichiro Corp.	53,917
335	MEIJI Holdings Co. Ltd.	21,542
15,976	Molson Coors Beverage Co. Class B	817,172
493	Monster Beverage Corp.*	44,907
1,384	NH Foods Ltd.	59,394
397	Nichirei Corp.	10,203
15,583	Nippon Suisan Kaisha Ltd.	74,913
2,932	Nisshin Seifun Group, Inc.	48,992
47,535	PepsiCo, Inc.	6,723,826
24,617	Philip Morris International, Inc.	2,184,513
145,582	Premier Foods plc*	191,066
71	Remy Cointreau SA	13,114
2,166	Sapporo Holdings Ltd.	44,944
934	Suntory Beverage & Food Ltd.	34,830
6,834	Tate & Lyle plc	72,097
1,182	Toyo Suisan Kaisha Ltd.	49,607
10,174	Tyson Foods, Inc. Class A	755,928
2,229	Viscofan SA	154,067
5,087	Yamazaki Baking Co. Ltd.	82,191

		20,497,856

Health Care Equipment & Services – 2.6%
55,638	Abbott Laboratories	6,667,658
4,256	ABIOMED, Inc.*	1,356,515
2,772	Alfresa Holdings Corp.	53,517
178	Align Technology, Inc.*	96,392
4,218	AmerisourceBergen Corp.	498,019
123	Amplifon SpA	4,577
25,365	Anthem, Inc.	9,104,767
68	As One Corp.	8,560
21,160	Becton Dickinson and Co.	5,145,054
27	BioMerieux	3,435
127,316	Boston Scientific Corp.*	4,920,763
12,553	Cardinal Health, Inc.	762,595
915	Carl Zeiss Meditec AG	137,922
10,665	Centene Corp.*	681,600
4,929	Cerner Corp.	354,297
8,858	Chemed Corp.	4,073,086
29,111	Cigna Corp.	7,037,293
48,715	ConvaTec Group plc	131,698
16,404	CVS Health Corp.	1,234,073
679	Danaher Corp.	152,829
5,598	DaVita, Inc.*	603,296

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
16,324	Dentsply Sirona, Inc.	$ 1,041,634
216	DexCom, Inc.*	77,628
135	DiaSorin SpA	21,660
18,342	Edwards Lifesciences Corp.*	1,534,125
9,879	Fresenius Medical Care AG & Co. KGaA	727,702
13,886	Fresenius SE & Co. KGaA	618,766
1,631	H.U. Group Holdings, Inc.	54,815
28,718	HCA Healthcare, Inc.	5,408,748
20,881	Henry Schein, Inc.*	1,445,800
76,112	Hologic, Inc.*	5,661,211
1,219	Hoya Corp.	143,472
12,694	Humana, Inc.	5,321,959
7,571	IDEXX Laboratories, Inc.*	3,704,566
86	Intuitive Surgical, Inc.*	63,549
5,106	Koninklijke Philips NV	291,172
2,755	Laboratory Corp. of America Holdings*	702,608
206	M3, Inc.	14,142
7,769	McKesson Corp.	1,515,266
86,558	Mediclinic International plc	341,245
3,170	Medipal Holdings Corp.	60,932
4,500	Nihon Kohden Corp.	131,492
6,877	Quest Diagnostics, Inc.	882,594
931	ResMed, Inc.	180,633
214	STERIS plc	40,763
1,498	Suzuken Co. Ltd.	58,608
89	Sysmex Corp.	9,607
1,200	Terumo Corp.	43,426
3,395	Toho Holdings Co. Ltd.	62,401
25,859	UDG Healthcare plc	280,017
32,325	UnitedHealth Group, Inc.	12,027,163
6,092	Universal Health Services, Inc. Class B	812,612
2,298	West Pharmaceutical Services, Inc.	647,530

		86,955,792

Household & Personal Products – 0.5%
3,381	Beiersdorf AG	357,240
1,542	Church & Dwight Co., Inc.	134,694
1,636	Clorox Co. (The)	315,552
15,313	Estee Lauder Cos., Inc. (The) Class A	4,453,786
1,200	Fancl Corp.	40,557
200	Kobayashi Pharmaceutical Co. Ltd.	18,680
300	Kose Corp.	42,519
1,112	L’Oreal SA	425,986
1,600	Pola Orbis Holdings, Inc.	38,588
63,626	Procter & Gamble Co. (The)	8,616,869
18,863	PZ Cussons plc	69,299
7,732	Reckitt Benckiser Group plc	692,094
140	Unicharm Corp.	5,879
11,218	Unilever plc	625,962

		15,837,705

Insurance – 1.0%
2,942	Admiral Group plc	125,744
73,833	Aegon NV	350,801
30,134	Aflac, Inc.	1,542,258
5,268	Ageas SA/NV	318,114
3,431	Allianz SE (Registered)	872,693

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
16,845	Allstate Corp. (The)	$ 1,935,491
6,299	Aon plc Class A	1,449,463
4,526	Arthur J Gallagher & Co.	564,709
9,246	ASR Nederland NV	413,250
2,866	Assurant, Inc.	406,313
71,358	Aviva plc	402,223
24,972	Chubb Ltd.	3,944,827
848	Cincinnati Financial Corp.	87,420
17,648	CNP Assurances	334,728
33,721	Direct Line Insurance Group plc	145,566
2,006	Everest Re Group Ltd.	497,107
104,495	Fidelity National Financial, Inc.	4,248,767
67,806	First American Financial Corp.	3,841,210
4,324	Globe Life, Inc.	417,828
1,134	Hannover Rueck SE	207,077
13,661	Hartford Financial Services Group, Inc. (The)	912,418
8,992	Japan Post Holdings Co. Ltd.	80,139
4,988	Japan Post Insurance Co. Ltd.	102,467
191,106	Just Group plc*	265,968
86,699	Legal & General Group plc	332,883
8,654	Lincoln National Corp.	538,885
11,268	Marsh & McLennan Cos., Inc.	1,372,442
15,028	MetLife, Inc.	913,552
7,625	NN Group NV	371,958
15,649	Phoenix Group Holdings plc	158,212
28,512	Poste Italiane SpA	362,090
11,982	Principal Financial Group, Inc.	718,441
22,971	Progressive Corp. (The)	2,196,257
918	Prudential plc	19,556
3,936	RSA Insurance Group plc	36,924
12,807	Sabre Insurance Group plc	44,628
6,431	Sampo OYJ Class A	289,975
2,091	Sompo Holdings, Inc.	80,119
10,286	T&D Holdings, Inc.	132,356
2,300	Tokio Marine Holdings, Inc.	109,460
4,624	Travelers Cos., Inc. (The)	695,450
28,872	Unum Group	803,508

		32,643,277

Materials – 1.7%
1,004	ADEKA Corp.	19,735
2,103	Air Liquide SA	343,369
1,122	Air Products and Chemicals, Inc.	315,663
979	Akzo Nobel NV	109,301
824	Albemarle Corp.	120,395
714	Anglo American plc	27,966
650	Antofagasta plc	15,141
19,800	ArcelorMittal SA	569,872
2,018	Arkema SA	244,391
2,485	Avery Dennison Corp.	456,370
125,572	Axalta Coating Systems Ltd.*	3,714,420
55,139	Ball Corp.	4,672,479
8,399	BASF SE	697,982
1,133	BHP Group plc	32,621
3,810	Celanese Corp.	570,776
98,842	Centamin plc	141,672
4,792	CF Industries Holdings, Inc.	217,461
567	Corbion NV	31,459
82,554	Corteva, Inc.	3,848,668
4,905	Covestro AG	330,012
11,749	CRH plc	550,355
144	Croda International plc	12,599

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
45,015	Crown Holdings, Inc.	$ 4,368,256
581	Daido Steel Co. Ltd.	26,956
2,311	DIC Corp.	59,940
7,728	Dow, Inc.	494,128
381	Dowa Holdings Co. Ltd.	15,897
20,756	DS Smith plc	116,634
98,836	DuPont de Nemours, Inc.	7,638,046
6,105	Eastman Chemical Co.	672,283
2,563	Ecolab, Inc.	548,661
100,200	Elementis plc	173,360
965	Evonik Industries AG	34,147
46,497	Evraz plc	370,293
85,949	Ferrexpo plc	443,806
121	FP Corp.	4,930
4,657	Freeport-McMoRan, Inc.	153,355
772	Fresnillo plc	9,195
79,760	Glencore plc	313,170
5,461	HeidelbergCement AG	496,175
3,807	Hill & Smith Holdings plc	77,240
1,900	Hitachi Metals Ltd.	31,363
2,135	Hochschild Mining plc	5,761
3,693	Huhtamaki OYJ	167,110
7,594	International Paper Co.	410,608
1,800	JFE Holdings, Inc.	22,209
8,346	Johnson Matthey plc	346,693
1,494	JSR Corp.	45,214
855	Kaneka Corp.	35,186
900	Kansai Paint Co. Ltd.	24,074
182	Koninklijke DSM NV	30,769
2,000	Kuraray Co. Ltd.	22,878
3,524	LANXESS AG	260,088
25,489	Linde plc	7,140,587
1,814	Lintec Corp.	41,086
4,912	LyondellBasell Industries NV Class A	511,094
10,533	Marshalls plc	99,377
148	Maruichi Steel Tube Ltd.	3,383
8,588	Mitsubishi Chemical Holdings Corp.	64,501
1,431	Mitsubishi Gas Chemical Co., Inc.	35,199
1,400	Mitsubishi Materials Corp.	32,785
1,158	Mitsui Chemicals, Inc.	36,648
200	Mitsui Mining & Smelting Co. Ltd.	6,960
2,538	Mondi plc	64,702
16,844	Mosaic Co. (The)	532,439
5,550	Newmont Corp.	334,499
1,400	Nihon Parkerizing Co. Ltd.	15,147
596	Nippon Kayaku Co. Ltd.	5,764
2,405	Nippon Light Metal Holdings Co. Ltd.	48,295
500	Nippon Paint Holdings Co. Ltd.	7,222
893	Nippon Paper Industries Co. Ltd.	10,712
623	Nippon Sanso Holdings Corp.	11,878
800	Nissan Chemical Corp.	42,802
482	Nitto Denko Corp.	41,317
10,441	Nucor Corp.	838,099
8,552	Oji Holdings Corp.	55,451
3,868	Packaging Corp. of America	520,169
116,926	Petropavlovsk plc*	38,437
480	Polymetal International plc	9,391
4,099	PPG Industries, Inc.	615,916

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2,945	Rengo Co. Ltd.	$ 25,613
3,500	RHI Magnesita NV	203,499
7,333	Rio Tinto plc	559,421
3,525	Sealed Air Corp.	161,516
9,305	Sherwin-Williams Co. (The)	6,867,183
73	Shin-Etsu Chemical Co. Ltd.	12,366
10,515	Smurfit Kappa Group plc	493,475
1,473	Solvay SA	183,323
6,371	Stora Enso OYJ Class R	118,851
846	Sumitomo Bakelite Co. Ltd.	34,696
8,010	Sumitomo Chemical Co. Ltd.	41,558
805	Sumitomo Metal Mining Co. Ltd.	34,885
556	Sumitomo Osaka Cement Co. Ltd.	17,709
1,335	Synthomer plc	8,538
1,719	Taiheiyo Cement Corp.	45,295
833	Teijin Ltd.	14,372
2,824	thyssenkrupp AG*	37,717
3,033	Tokai Carbon Co. Ltd.	49,027
795	Tokuyama Corp.	20,115
120	Tokyo Ohka Kogyo Co. Ltd.	7,531
10,327	Toray Industries, Inc.	66,673
284	Toyo Seikan Group Holdings Ltd.	3,380
2,210	Toyobo Co. Ltd.	28,511
2,079	Ube Industries Ltd.	44,356
5,183	Victrex plc	157,873
5,742	voestalpine AG	237,792
8,306	Westrock Co.	432,327
6,962	Wienerberger AG	254,542
827	Yamato Kogyo Co. Ltd.	24,602

		55,811,738

Media & Entertainment – 3.6%
1,110	Activision Blizzard, Inc.	103,230
8,071	Alphabet, Inc. Class A*	16,646,599
7,189	Alphabet, Inc. Class C*	14,871,381
15,725	Auto Trader Group plc	120,234
39,094	Bollore SA	188,663
366	Capcom Co. Ltd.	11,906
938	Charter Communications, Inc. Class A*	578,765
192,104	Comcast Corp. Class A	10,394,747
609	CTS Eventim AG & Co. KGaA*	35,366
8,212	CyberAgent, Inc.	148,231
3,309	Dentsu Group, Inc.	106,518
56,943	Discovery, Inc. Class A*(a)	2,474,743
159,078	Discovery, Inc. Class C*	5,868,387
14,257	Electronic Arts, Inc.	1,929,970
92,142	Facebook, Inc. Class A*	27,138,583
26,632	Fox Corp. Class A	961,681
26,894	Fox Corp. Class B	939,407
5,258	Future plc	138,820
3,913	Hakuhodo DY Holdings, Inc.	65,355
28,599	Interpublic Group of Cos., Inc. (The)	835,091
4,000	Kakaku.com, Inc.	109,490
274	Koei Tecmo Holdings Co. Ltd.	12,336
10,407	Live Nation Entertainment, Inc.*	880,953
25,131	Match Group, Inc.*	3,452,497
19,842	Netflix, Inc.*	10,350,778
74,147	News Corp. Class A	1,885,558
72,034	News Corp. Class B	1,689,918

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
374	Nexon Co. Ltd.	$ 12,136
31,978	Nexstar Media Group, Inc. Class A	4,490,671
600	Nintendo Co. Ltd.	338,181
13,624	Nippon Television Holdings, Inc.	179,052
5,418	Omnicom Group, Inc.	401,745
7,389	Pearson plc	78,789
2,028	ProSiebenSat.1 Media SE	41,416
4,358	Publicis Groupe SA	265,761
21,588	Rightmove plc	173,236
36,003	Take-Two Interactive Software, Inc.*	6,361,730
1,843	TV Asahi Holdings Corp.	34,733
1,440	Ubisoft Entertainment SA*	109,448
14,748	ViacomCBS, Inc.	665,135
29,480	Zillow Group, Inc. Class C*	3,821,787

		118,913,027

Pharmaceuticals, Biotechnology & Life Sciences – 1.7%
66,686	AbbVie, Inc.	7,216,759
940	Agilent Technologies, Inc.	119,512
2,831	Amgen, Inc.	704,381
45	Argenx SE*	12,374
4,006	Astellas Pharma, Inc.	61,710
4,525	Bayer AG (Registered)	286,763
2,071	Biogen, Inc.*	579,362
168	Bio-Rad Laboratories, Inc. Class A*	95,956
42,907	Bristol-Myers Squibb Co.	2,708,719
1,109	Catalent, Inc.*	116,789
5,326	Chugai Pharmaceutical Co. Ltd.	216,416
8,583	Daiichi Sankyo Co. Ltd.	250,416
167	Dechra Pharmaceuticals plc	7,897
11,142	Eli Lilly and Co.	2,081,548
100	Eurofins Scientific SE	9,558
26,653	Exact Sciences Corp.*	3,512,332
145	Genus plc	9,710
8,999	Gilead Sciences, Inc.	581,605
47,451	GlaxoSmithKline plc	840,017
340	Hikma Pharmaceuticals plc	10,666
2,602	Illumina, Inc.*	999,324
5,028	Indivior plc*	8,803
4,390	Ipsen SA	376,331
25,063	IQVIA Holdings, Inc.*	4,840,668
83,466	Johnson & Johnson	13,717,637
739	Kaken Pharmaceutical Co. Ltd.	28,956
29,755	Merck & Co., Inc.	2,293,813
103	Merck KGaA	17,619
5,059	Mettler-Toledo International, Inc.*	5,846,636
253	Mochida Pharmaceutical Co. Ltd.	9,819
1,698	MorphoSys AG*	147,906
7,549	Orion OYJ Class B	302,464
1,201	Otsuka Holdings Co. Ltd.	50,933
2,576	PerkinElmer, Inc.	330,475
15,554	Perrigo Co. plc	629,470
1,314	PureTech Health plc*	7,237
331	QIAGEN NV*	16,019
67	Regeneron Pharmaceuticals, Inc.*	31,700
4,396	Sanofi	434,695
679	Santen Pharmaceutical Co. Ltd.	9,364

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
64	Sartorius Stedim Biotech	$ 26,339
909	Sawai Pharmaceutical Co. Ltd.	43,768
504	Shionogi & Co. Ltd.	27,208
2,974	Sumitomo Dainippon Pharma Co. Ltd.	51,879
476	Taisho Pharmaceutical Holdings Co. Ltd.	30,760
3,943	Takeda Pharmaceutical Co. Ltd.	143,731
336	Thermo Fisher Scientific, Inc.	153,344
1,180	Tsumura & Co.	42,245
4,716	Vectura Group plc*	7,516
3,387	Vertex Pharmaceuticals, Inc.*	727,832
40,900	Viatris, Inc.*	571,373
5,658	Waters Corp.*	1,607,834
31,378	Zoetis, Inc.	4,941,407

		57,897,595

Real Estate – 0.4%
3,473	ADLER Group SA	95,113
330	Aedifica SA (REIT)	37,841
3,404	alstria office REIT-AG (REIT)	55,013
2,627	Assura plc (REIT)	2,611
1,637	Big Yellow Group plc (REIT)	25,146
3,612	CBRE Group, Inc. Class A*	285,745
2,586	Civitas Social Housing plc (REIT)	3,843
1,633	CLS Holdings plc	5,156
35,826	Crown Castle International Corp. (REIT)	6,166,729
200	Daito Trust Construction Co. Ltd.	23,239
1,334	Equinix, Inc. (REIT)	906,573
529	Gecina SA (REIT)	72,817
12,342	Grainger plc	45,386
28,133	Host Hotels & Resorts, Inc. (REIT)	474,041
5,600	Hulic Co. Ltd.	66,199
7,285	Inmobiliaria Colonial Socimi SA (REIT)	70,556
10,729	Iron Mountain, Inc. (REIT)	397,080
13,360	IWG plc	62,725
4,057	Land Securities Group plc (REIT)	38,577
1,063	LondonMetric Property plc (REIT)	3,130
33,617	LXI REIT plc (REIT)	58,412
3,800	Mitsubishi Estate Co. Ltd.	66,544
2,800	Relo Group, Inc.	59,482
2,198	Safestore Holdings plc (REIT)	24,105
8,143	Savills plc	128,231
3,864	SBA Communications Corp. (REIT)	1,072,453
574	Segro plc (REIT)	7,418
13,196	Sirius Real Estate Ltd.	16,155
25,666	Sun Communities, Inc. (REIT)	3,850,927
678	TAG Immobilien AG*	19,353
35,867	Tritax Big Box REIT plc (REIT)	88,755
286	Vonovia SE	18,690

		14,248,045

Retailing – 1.8%
3,237	Advance Auto Parts, Inc.	593,957

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
8,550	Amazon.com, Inc.*	$ 26,454,384
16,730	AO World plc*	68,008
3,703	Autobacs Seven Co. Ltd.	50,282
364	AutoZone, Inc.*	511,165
15,151	B&M European Value Retail SA	110,232
7,472	Best Buy Co., Inc.	857,860
2,669	Booking Holdings, Inc.*	6,218,343
2,199	CarMax, Inc.*	291,719
236	Delivery Hero SE*	30,590
37,094	Dixons Carphone plc	73,096
2,979	Dollar General Corp.	603,605
4,752	Dollar Tree, Inc.*	543,914
3,667	Dunelm Group plc	65,681
6,382	eBay, Inc.	390,834
636	Etsy, Inc.*	128,262
100	Fast Retailing Co. Ltd.	79,938
5,999	Frasers Group plc*	38,091
20,166	Gap, Inc. (The)	600,543
4,115	Genuine Parts Co.	475,653
5,375	HelloFresh SE*	400,480
200	Hikari Tsushin, Inc.	40,323
12,206	Home Depot, Inc. (The)	3,725,882
5,343	Inchcape plc	55,434
5,183	Industria de Diseno Textil SA	171,246
500	Izumi Co. Ltd.	19,634
3,718	J Front Retailing Co. Ltd.	35,467
9,470	JD Sports Fashion plc	107,653
82	Just Eat Takeaway.com NV*	7,547
36,565	Kingfisher plc	160,266
4,027	K’s Holdings Corp.	55,435
8,512	L Brands, Inc.*	526,552
13,552	LKQ Corp.*	573,656
9,940	Lowe’s Cos., Inc.	1,890,389
33,795	Marks & Spencer Group plc	70,246
1,600	Marui Group Co. Ltd.	30,156
7,272	Moneysupermarket.com Group plc	26,736
556	Next plc	60,260
400	Nitori Holdings Co. Ltd.	77,482
3,014	Ocado Group plc*	84,504
853	O’Reilly Automotive, Inc.*	432,684
210	PALTAC Corp.	11,382
1,051	Pan Pacific International Holdings Corp.	24,808
12,027	Pets at Home Group plc	68,579
703	Pool Corp.	242,704
180	Prosus NV	20,030
3,633	Rakuten Group, Inc.	43,403
34,802	Ross Stores, Inc.	4,173,108
804	Shimamura Co. Ltd.	92,907
4,975	Takashimaya Co. Ltd.	53,265
4,612	Target Corp.	913,499
77,071	TJX Cos., Inc. (The)	5,098,247
3,837	Tractor Supply Co.	679,456
718	Ulta Beauty, Inc.*	221,984
600	USS Co. Ltd.	11,768
35,813	Vivo Energy plc	47,891
4,458	Watches of Switzerland Group plc*	40,578
2,037	WH Smith plc	50,469
21,880	Yamada Holdings Co. Ltd.	118,244
4,010	Zalando SE*	392,930

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
1,842	ZOZO, Inc.	$ 54,568

		59,098,009

Semiconductors & Semiconductor Equipment – 1.9%
122,497	Advanced Micro Devices, Inc.*	9,616,015
100	Advantest Corp.	8,783
34,200	Analog Devices, Inc.	5,303,736
5,906	Applied Materials, Inc.	789,042
120	ASM International NV	34,793
209	ASML Holding NV	128,236
8,579	BE Semiconductor Industries NV	716,628
7,607	Broadcom, Inc.	3,527,062
3,540	Enphase Energy, Inc.*	574,046
6,212	Infineon Technologies AG	264,306
101,107	Intel Corp.	6,470,848
10,358	Lam Research Corp.	6,165,496
102	Lasertec Corp.	13,470
34,206	Microchip Technology, Inc.	5,309,455
5,336	Micron Technology, Inc.*	470,689
412	NVIDIA Corp.	219,979
5,381	Qorvo, Inc.*	983,109
67,900	QUALCOMM, Inc.	9,002,861
6,050	Renesas Electronics Corp.*	66,240
1,266	SCREEN Holdings Co. Ltd.	112,085
24,192	Skyworks Solutions, Inc.	4,438,748
197	SOITEC*	40,213
20,500	STMicroelectronics NV	783,576
636	SUMCO Corp.	14,575
2,186	Teradyne, Inc.	265,993
36,996	Texas Instruments, Inc.	6,991,874
1,543	Ulvac, Inc.	65,162

		62,377,020

Software & Services – 4.6%
41,297	Accenture plc Class A	11,408,296
26,135	Adobe, Inc.*	12,423,795
169	Adyen NV*	377,108
3,712	Akamai Technologies, Inc.*	378,253
2,347	Alten SA*	275,360
12,741	Atos SE	993,349
310	Autodesk, Inc.*	85,917
477	Avast plc	2,998
2,416	Bechtle AG	453,231
1,052	Broadridge Financial Solutions, Inc.	161,061
9,807	Cadence Design Systems, Inc.*	1,343,461
1,738	Capgemini SE	295,507
61,476	Capita plc*	36,929
57,616	CDK Global, Inc.	3,114,721
3,490	Citrix Systems, Inc.	489,856
58,291	Cognizant Technology Solutions Corp. Class A	4,553,693
874	Computacenter plc	28,552
37,767	DXC Technology Co.	1,180,596
9,163	Fair Isaac Corp.*	4,453,676
3,492	FDM Group Holdings plc	48,399
7,433	Fidelity National Information Services, Inc.	1,045,154
16,600	Finablr plc*(b)	—
9,656	Fiserv, Inc.*	1,149,450
2,753	FleetCor Technologies, Inc.*	739,538
821	Fortinet, Inc.*	151,409

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
1,263	Fujitsu Ltd.	$ 183,784
15,662	Gartner, Inc.*	2,859,098
23,639	Global Payments, Inc.	4,765,150
668	GMO internet, Inc.	19,213
81	GMO Payment Gateway, Inc.	10,763
4,500	Infomart Corp.	38,901
11,133	International Business Machines Corp.	1,483,584
6,055	Intuit, Inc.	2,319,428
2,958	Jack Henry & Associates, Inc.	448,788
100	Justsystems Corp.	5,492
1,913	Kainos Group plc	39,348
28,736	Mastercard, Inc. Class A	10,231,453
4,598	Micro Focus International plc	35,125
126,295	Microsoft Corp.	29,776,572
2,254	NEC Corp.	133,089
477	NET One Systems Co. Ltd.	15,282
3,006	Nihon Unisys Ltd.	92,965
214	Nomura Research Institute Ltd.	6,649
5,085	NTT Data Corp.	78,863
130,499	Oracle Corp.	9,157,115
600	Oracle Corp. Japan	58,737
42,871	PayPal Holdings, Inc.*	10,410,794
8,481	Sage Group plc (The)	71,649
44,644	salesforce.com, Inc.*	9,458,724
10,765	SAP SE	1,320,399
162	SCSK Corp.	9,628
10,405	ServiceNow, Inc.*	5,203,645
346	Softcat plc	8,648
2,212	Sopra Steria Group SACA	369,621
454	Synopsys, Inc.*	112,492
8,244	TeamViewer AG*	352,565
582	TIS, Inc.	13,934
1,200	Trend Micro, Inc.	60,238
13,015	Twilio, Inc. Class A*	4,434,991
33	Tyler Technologies, Inc.*	14,009
17,532	VeriSign, Inc.*	3,484,660
55,919	Visa, Inc. Class A	11,839,730
31,873	Western Union Co. (The)	785,988
996	Worldline SA*	83,382

		154,984,805

Technology Hardware & Equipment – 2.2%
5,218	Alps Alpine Co. Ltd.	69,204
1,732	Amano Corp.	42,131
6,884	Amphenol Corp. Class A	454,137
1,900	Anritsu Corp.	41,587
233,195	Apple, Inc.	28,484,769
13,122	Arista Networks, Inc.*	3,961,401
283	Azbil Corp.	12,201
4,962	Brother Industries Ltd.	110,208
2,931	Canon Marketing Japan, Inc.	65,236
5,125	Canon, Inc.	116,512
4,073	CDW Corp.	675,100
119,431	Ciena Corp.*	6,535,264
231,746	Cisco Systems, Inc.	11,983,586
7,673	Corning, Inc.	333,852
15,966	F5 Networks, Inc.*	3,330,827
2,132	FUJIFILM Holdings Corp.	126,829
331	Halma plc	10,829
47,082	Hewlett Packard Enterprise Co.	741,071
4,862	Hitachi Ltd.	220,387
636	Horiba Ltd.	40,246
35,793	HP, Inc.	1,136,428

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
184	Ibiden Co. Ltd.	$ 8,501
206	IPG Photonics Corp.*	43,454
32,516	Juniper Networks, Inc.	823,630
26,812	Keysight Technologies, Inc.*	3,844,841
18,690	Konica Minolta, Inc.	101,792
7,229	Motorola Solutions, Inc.	1,359,413
241	Murata Manufacturing Co. Ltd.	19,399
29,251	NetApp, Inc.	2,125,670
2,497	Nippon Electric Glass Co. Ltd.	58,042
95,056	Nokia OYJ	379,619
9,215	Oki Electric Industry Co. Ltd.	96,002
1,000	Omron Corp.	78,332
480	Oxford Instruments plc	12,600
125	Renishaw plc	11,036
14,004	Ricoh Co. Ltd.	142,745
5,655	Seagate Technology plc	434,021
5,019	Seiko Epson Corp.	81,936
1,121	Spectris plc	51,420
13,602	Spirent Communications plc	44,714
81	Taiyo Yuden Co. Ltd.	3,825
5,585	TE Connectivity Ltd.	721,079
2,600	Topcon Corp.	31,632
7,478	Trimble, Inc.*	581,714
8,390	Western Digital Corp.	560,033
644	Yokogawa Electric Corp.	11,896
6,808	Zebra Technologies Corp. Class A*	3,303,105

		73,422,256

Telecommunication Services – 0.5%
11,000	Airtel Africa plc	12,022
60,549	AT&T, Inc.	1,832,818
80,479	BT Group plc	171,687
16,316	Deutsche Telekom AG (Registered)	328,824
1,765	Elisa OYJ	105,871
2,272	Freenet AG	54,427
480	Helios Towers plc*	1,117
5,300	KDDI Corp.	163,297
37,686	Koninklijke KPN NV	127,833
87,522	Lumen Technologies, Inc.	1,168,419
14,277	Nippon Telegraph & Telephone Corp.	368,374
8,223	Orange SA	101,192
1,283	Proximus SADP	27,915
3,377	SoftBank Corp.	43,933
325	SoftBank Group Corp.	27,670
466,469	Telecom Italia SpA	252,352
37,815	Telefonica Deutschland Holding AG	110,929
46,926	Telefonica SA	210,974
66,567	T-Mobile US, Inc.*	8,340,179
1,917	United Internet AG (Registered)	76,960
49,523	Verizon Communications, Inc.	2,879,762
268,025	Vodafone Group plc	488,764

		16,895,319

Transportation – 0.3%
2,100	Abertis Infraestructuras SA(b)	—
1,700	ANA Holdings, Inc.*	39,556
7,885	Atlantia SpA	147,562
5,426	CH Robinson Worldwide, Inc.	517,803
1,296	Clarkson plc	49,133

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
10,976	Deutsche Lufthansa AG (Registered)*	$ 145,578
12,362	Deutsche Post AG (Registered)	678,190
2,115	Expeditors International of Washington, Inc.	227,764
2,768	FedEx Corp.	786,223
70,246	Firstgroup plc*	89,142
4,300	Japan Airlines Co. Ltd.	96,303
200	Japan Airport Terminal Co. Ltd.	9,864
2,096	JB Hunt Transport Services, Inc.	352,275
1,817	Kamigumi Co. Ltd.	34,470
1,062	Kansas City Southern	280,283
836	Nippon Yusen KK	28,592
3,995	Old Dominion Freight Line, Inc.	960,438
32,603	Royal Mail plc	226,909
980	Sankyu, Inc.	43,119
1,000	Seibu Holdings, Inc.	11,043
2,211	SG Holdings Co. Ltd.	50,763
66,159	Southwest Airlines Co.	4,039,668
4,018	Union Pacific Corp.	885,607
8,825	United Parcel Service, Inc. Class B	1,500,162
69	Wizz Air Holdings plc*	4,586
1,302	Yamato Holdings Co. Ltd.	35,755

		11,240,788

Utilities – 0.7%
128,038	A2A SpA	233,042
416	Acciona SA	69,902
212,575	AES Corp. (The)	5,699,136
1,107	American Water Works Co., Inc.	165,961
3,410	Atmos Energy Corp.	337,079
21,523	CenterPoint Energy, Inc.	487,496
240,318	Centrica plc	179,408
1,820	Chubu Electric Power Co., Inc.	23,452
8,493	CMS Energy Corp.	519,941
5,106	Consolidated Edison, Inc.	381,929
14,380	ContourGlobal plc	40,514
22,072	Drax Group plc	127,800
7,263	DTE Energy Co.	966,996
3,736	Duke Energy Corp.	360,636
8,309	Edison International	486,907
4,806	EDP - Energias de Portugal SA	27,450
1,659	EDP Renovaveis SA	35,447
1,153	Electric Power Development Co. Ltd.	20,177
2,954	Electricite de France SA	39,626
8,648	Enagas SA	188,274
2,332	Endesa SA	61,804
51,144	Enel SpA	508,748
14,739	Engie SA	209,372
7,219	Entergy Corp.	718,074
6,355	Evergy, Inc.	378,313
21,770	Exelon Corp.	952,220
12,136	FirstEnergy Corp.	420,998
4,562	Fortum OYJ	121,847
90,744	Hera SpA	347,957
7,310	Hokkaido Electric Power Co., Inc.	33,429
3,871	Hokuriku Electric Power Co.	26,531
3,793	Iberdrola SA	48,956
14,991	Italgas SpA	97,353

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
77,176	NextEra Energy, Inc.	$ 5,835,277
6,759	NiSource, Inc.	162,960
12,196	NRG Energy, Inc.	460,155
800	Osaka Gas Co. Ltd.	15,612
1,623	Pinnacle West Capital Corp.	132,031
6,906	PPL Corp.	199,169
2,560	Public Service Enterprise Group, Inc.	154,138
7,603	Rubis SCA	359,813
3,137	RWE AG	123,101
3,177	Severn Trent plc	101,052
15,254	Snam SpA	84,567
8,166	Southern Co. (The)	507,599
18,411	SSE plc	369,159
16,220	Suez SA	343,523
3,596	Telecom Plus plc	62,956
1,200	Toho Gas Co. Ltd.	74,050
2,790	Tokyo Gas Co. Ltd.	62,158
5,476	Veolia Environnement SA	140,484
2,243	Verbund AG Class A	162,929

		23,667,508

TOTAL COMMON STOCKS (Cost $915,009,227)		$ 1,081,087,508

Exchange-Traded Funds – 15.3%
147,559	Invesco Emerging Markets Sovereign Debt ETF(a)	$ 3,950,154
3,470,484	Invesco Senior Loan ETF	76,801,811
5,900,027	iShares Core MSCI Emerging Markets ETF	379,725,738
504,292	SPDR Bloomberg Barclays Convertible Securities ETF	42,032,738
168,414	SPDR Dow Jones International Real Estate ETF(a)	5,801,862
54,112	SPDR Dow Jones REIT ETF(a)	5,122,783

TOTAL EXCHANGE-TRADED FUNDS (Cost $446,333,211)		$ 513,435,086

Units	Description	Expiration Month	Value

Right* – 0.0%
Utilities – 0.0%
15,254	Snam SpA	04/2021	$ 16
(Cost $0)

Shares	Dividend Rate	Value

Investment Company(c) – 46.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,541,673,111	0.036%	$ 1,541,673,111
(Cost $1,541,673,111)

TOTAL INVESTMENTS BEFORE SECURITIES- LENDING REINVESTMENT VEHICLE (Cost $2,903,015,549)		$ 3,136,195,721

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
8,374,500	0.036%	$ 8,374,500
(Cost $8,374,500)

TOTAL INVESTMENTS – 93.8% (Cost $2,911,390,049)		$3,144,570,221

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%		207,960,463

NET ASSETS – 100.0%		$3,352,530,684

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	NOK	32,130,000	USD	3,751,898	04/23/2021	$4,663
	PHP	491,070,000	USD	10,068,063	04/29/2021	24,521
	USD	15,862,628	CHF	14,780,000	04/23/2021	217,246
	USD	51,658,223	EUR	43,460,000	04/23/2021	673,653
	USD	9,533,292	GBP	6,880,000	04/23/2021	47,955
	USD	48,594,543	JPY	5,293,610,000	04/23/2021	776,570
	USD	3,897,349	NZD	5,570,000	04/23/2021	7,367
	USD	3,456,817	PLN	13,310,000	04/23/2021	88,543
	USD	1,663,145	TWD	47,220,000	04/29/2021	89

TOTAL						$1,840,607

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Chase Bank NA	AUD	13,190,000	USD	10,213,975	04/23/2021	$(194,415)
	CAD	31,180,000	USD	24,911,769	04/23/2021	(99,589)
	CLP	2,982,320,000	USD	4,160,559	04/29/2021	(20,223)
	IDR	49,369,190,000	USD	3,412,656	04/29/2021	(35,063)
	ILS	11,630,000	USD	3,533,064	04/23/2021	(53,811)
	INR	1,151,060,000	USD	15,765,824	04/29/2021	(104,276)
	NZD	13,010,000	USD	9,303,958	04/23/2021	(218,023)
	USD	4,015,101	CAD	5,070,000	04/23/2021	(19,465)
	USD	3,689,020	GBP	2,690,000	04/23/2021	(19,636)
	USD	4,283,416	HUF	1,325,770,000	04/23/2021	(8,640)
	USD	5,658,739	TWD	161,030,000	04/29/2021	(12,625)
	ZAR	58,420,000	USD	3,949,783	04/23/2021	(1,713)

TOTAL						$(787,479)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Canadian Bankers Acceptance	48	06/14/2021	$9,505,371	$2,865
3 Month Canadian Bankers Acceptance	42	09/13/2021	8,315,947	819
3 Month Canadian Bankers Acceptance	55	12/13/2021	10,885,006	(1,884)
Amsterdam Exchange Index	51	04/16/2021	8,362,791	199,229
Brent Crude Oil	130	04/30/2021	8,179,600	(604,761)
CAC 40 10 Euro Index	130	04/16/2021	9,247,678	24,130
Copper	74	05/26/2021	7,374,100	412,970
Corn	127	05/14/2021	3,582,988	105,962
DAX Index	45	06/18/2021	19,827,572	561,823
EURO STOXX 50 Index	2,983	06/18/2021	135,239,026	2,528,429
Euro-Bobl	273	06/08/2021	43,229,463	(81,829)
Euro-BTP	158	06/08/2021	27,665,143	235,889
Euro-OAT	65	06/08/2021	12,337,097	(52,244)
FTSE 100 Index	619	06/18/2021	56,999,741	(514,256)
FTSE/JSE Top 40 Index	170	06/17/2021	7,046,477	(123,699)
FTSE/MIB Index	58	06/18/2021	8,295,985	125,622
Hang Seng Index	60	04/29/2021	10,927,053	23,839
HSCEI	91	04/29/2021	6,404,684	127,800
IBEX 35 Index	62	04/16/2021	6,243,166	(3,125)
KOSPI 200 Index	63	06/10/2021	5,770,477	140,949
LME Aluminum Base Metal	216	04/21/2021	11,848,950	700,935
LME Aluminum Base Metal	168	05/19/2021	9,241,050	118,553
LME Lead Base Metal	88	04/21/2021	4,305,400	(210,946)
LME Lead Base Metal	89	05/19/2021	4,373,794	(74,589)
LME Nickel Base Metal	58	04/21/2021	5,578,440	(696,353)
LME Nickel Base Metal	44	05/19/2021	4,236,276	(98,476)
LME Zinc Base Metal	75	04/21/2021	5,263,594	2,240
LME Zinc Base Metal	79	05/19/2021	5,554,194	82,904
Low Sulphur Gasoil	85	05/12/2021	4,235,125	(312,546)
NASDAQ 100 E-Mini Index	39	06/18/2021	10,210,005	16,694
NY Harbor ULSD	71	04/30/2021	5,291,559	(394,715)
OMXS30 Index	305	04/16/2021	7,638,576	92,842
RBOB Gasoline	60	04/30/2021	4,942,980	(216,886)
Russell 2000 E-Mini Index	154	06/18/2021	17,113,250	(975,070)
S&P Midcap 400 E-Mini Index	42	06/18/2021	10,942,260	(180,613)
S&P/TSX 60 Index	52	06/17/2021	9,195,066	(42,917)
SET50 Index	797	06/29/2021	4,922,782	(1,557)
Silver	48	05/26/2021	5,876,400	(617,652)
Soybean	97	05/14/2021	6,968,238	344,044
TOPIX Index	207	06/10/2021	36,529,962	1,100,027
U.S. Treasury 2 Year Note	209	06/30/2021	46,135,117	(42,315)
U.S. Treasury 5 Year Note	1	06/30/2021	123,453	(1,535)
WTI Crude Oil	164	04/20/2021	9,730,120	(869,652)

Total				$830,945

Short position contracts:
100 oz Gold	(121)	06/28/2021	$(20,671,640)	$47,646
3 Month Eurodollar	(31)	12/19/2022	(7,711,638)	5,716
3 Month Eurodollar	(158)	03/13/2023	(39,263,000)	37,883
3 Month Euroswiss	(107)	06/14/2021	(28,514,654)	(1,562)
3 Month Euroswiss	(109)	09/13/2021	(29,041,872)	(245)
3 Month Euroswiss	(79)	12/13/2021	(21,048,696)	(1,970)
3 Month Sterling	(98)	06/16/2021	(16,871,807)	842
3 Month Sterling	(132)	09/15/2021	(22,725,291)	1,456
3 Month Sterling	(194)	12/15/2021	(33,387,590)	5,162
3 Month Sterling	(153)	03/16/2022	(26,311,676)	669
3 Month Sterling	(232)	06/15/2022	(39,881,451)	3,229

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
3 Month Sterling	(296)	09/21/2022	$(50,852,626)	$9,895
3 Month Sterling	(349)	12/21/2022	(59,915,895)	15,723
3 Month Sterling	(359)	03/15/2023	(61,586,285)	23,797
Australia 10 Year Bond	(86)	06/15/2021	(9,007,406)	106,310
Canada 10 Year Bond	(126)	06/21/2021	(13,931,487)	97,952
Euro-Bund	(35)	06/08/2021	(7,025,998)	30,216
Euro-Buxl	(17)	06/08/2021	(4,102,808)	46,294
Euro-Schatz	(121)	06/08/2021	(15,905,201)	1,135
Japan 10 Year Bond	(4)	06/14/2021	(5,453,150)	(4,900)
LME Aluminum Base Metal	(216)	04/21/2021	(11,848,950)	(169,115)
LME Lead Base Metal	(88)	04/21/2021	(4,305,400)	78,929
LME Lead Base Metal	(77)	05/19/2021	(3,784,069)	(75,793)
LME Nickel Base Metal	(58)	04/21/2021	(5,578,440)	124,405
LME Nickel Base Metal	(36)	05/19/2021	(3,466,044)	86,667
LME Zinc Base Metal	(75)	04/21/2021	(5,263,594)	(80,856)
Long Gilt	(141)	06/28/2021	(24,801,276)	178,001
Natural Gas	(210)	04/28/2021	(5,466,300)	(101,380)
S&P 500 E-Mini Index	(1,188)	06/18/2021	(235,663,560)	(581,518)
U.S. Treasury 10 Year Note	(485)	06/21/2021	(63,565,312)	355,167
U.S. Treasury Long Bond	(145)	06/21/2021	(22,452,344)	779,490

Total				$1,019,245

Total Futures Contracts				$1,850,190

SWAP CONTRACTS — At March 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2021(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.525%	06/20/2026	EUR	82,800	$11,671,172	$10,671,563	$999,609
iTraxx Europe Index	1.000	0.521	06/20/2026		21,050	625,560	593,547	32,013
Markit CDX North America High Yield Index	5.000	3.076	06/20/2026	USD	135,800	12,322,816	11,545,634	777,182
Markit CDX North America Investment Grade Index	1.000	0.538	06/20/2026		16,850	399,775	365,232	34,543

TOTAL						$25,019,323	$23,175,976	$1,843,347

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)

Alerian MLP Index Total Return(b)	(0.106)%	Bank of America NA	05/17/2021	USD	13,592	$(779,668)
Bloomberg Roll Select Commodity Index Total Return(c)	(0.000)	JPMorgan Chase Bank NA	02/28/2022		8,993	(34,199)
Euro Stoxx Gross Total Return Index(d)	0.548		06/16/2021	EUR	39,807	(900,173)
FTSE 100 Total Return Index(d)	0.051		09/15/2021	GBP	16,291	78,031
J.P. Morgan Bespoke Global Healthcare Sector Index(b)	(0.106)		08/24/2021	USD	56,613	585,832
J.P. Morgan Bespoke Global Materials Sector Index(b)	(0.106)		08/24/2021		23,127	(202,477)
J.P. Morgan Bespoke Global Technology Sector Index(b)	(0.106)		08/24/2021		35,433	478,415
MSCI The World Growth Net Return Index(b)	(0.106)		08/25/2021		81,850	(402,481)
MSCI The World Net Return Index(d)	0.106		08/25/2021		261,637	615,763

TOTAL						$(560,957)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made monthly.
(c)	Payments made weekly.
(d)	Payments received monthly.

PURCHASED OPTIONS CONTRACTS and WRITTEN OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following purchased & written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Puts
S&P 500 Index	3,010 USD	04/30/2021	22	$8,740,358	$4,180	$33,734	$(29,554)
	3,080 USD	04/30/2021	76	30,193,964	17,480	83,555	(66,075)
	3,300 USD	04/30/2021	128	50,852,992	51,840	142,618	(90,778)
	3,305 USD	04/30/2021	184	73,101,176	74,520	130,996	(56,476)
	3,445 USD	04/30/2021	226	89,787,314	101,700	143,742	(42,042)

Total purchased options contracts			636		$249,720	$534,645	$(284,925)

Written options contracts:
Puts
S&P 500 Index	3,805 USD	04/30/2021	22	$(8,740,358)	$(64,900)	$(259,126)	$194,226
	3,815 USD	04/30/2021	76	(30,193,964)	(235,220)	(675,415)	440,195
	3,865 USD	04/30/2021	184	(73,101,176)	(724,960)	(1,051,836)	326,876
	3,920 USD	04/30/2021	128	(50,852,992)	(667,520)	(1,124,961)	457,441
	3,925 USD	04/30/2021	226	(89,787,314)	(1,209,100)	(1,123,028)	(86,072)

Total written options contracts			636		$(2,901,700)	$(4,234,366)	$1,332,666

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 66.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
21,709,882	0.036%	$21,709,882

TOTAL INVESTMENTS – 66.6% (Cost $21,709,882)		$21,709,882

OTHER ASSETS IN EXCESS OF LIABILITIES – 33.4%		10,866,654

NET ASSETS – 100.0%		$32,576,536

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	MXN	12,860,000	USD	627,029	04/23/2021	$912
	PHP	75,140,000	USD	1,539,878	04/29/2021	4,416
	USD	99,853	BRL	550,000	04/29/2021	2,279
	USD	133,596	CLP	95,650,000	04/29/2021	805
	USD	704,884	COP	2,507,680,000	04/29/2021	20,270
	USD	476,541	CZK	10,470,000	04/23/2021	6,102
	USD	463,647	ILS	1,530,000	04/23/2021	5,929
	USD	160,429	INR	11,790,000	04/29/2021	12
	USD	234,215	PEN	870,000	04/29/2021	1,812
	USD	698,366	PLN	2,710,000	04/23/2021	12,565
	USD	249,968	SEK	2,180,000	04/23/2021	311
	USD	1,279,418	THB	39,530,000	04/23/2021	14,562

TOTAL						$69,975

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	IDR	16,276,250,000	USD	1,125,097	04/29/2021	$(11,557)
	INR	293,730,000	USD	4,022,714	04/29/2021	(26,166)
	NOK	1,980,000	USD	232,023	04/23/2021	(526)
	RUB	46,330,000	USD	622,478	04/29/2021	(11,325)
	SEK	8,340,000	USD	974,288	04/23/2021	(19,176)
	USD	883,609	HUF	273,490,000	04/23/2021	(1,789)
	USD	240,651	KRW	272,220,000	04/29/2021	(749)
	USD	1,437,639	NOK	12,310,000	04/23/2021	(1,616)
	USD	242,372	TWD	6,890,000	04/29/2021	(289)
	ZAR	18,590,000	USD	1,256,768	04/23/2021	(442)

TOTAL						$(73,635)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	1	06/28/2021	$170,840	$(3,203)
3 Month Canadian Bankers Acceptance	2	06/14/2021	396,057	55
3 Month Canadian Bankers Acceptance	2	09/13/2021	395,997	(5)
3 Month Canadian Bankers Acceptance	2	12/13/2021	395,818	(14)
Amsterdam Exchange Index	1	04/16/2021	163,976	3,902
Australia 10 Year Bond	42	06/15/2021	4,398,966	(32,383)
Brent Crude Oil	24	07/30/2021	1,480,320	(67,928)
CAC 40 10 Euro Index	2	04/16/2021	142,272	373
Canada 10 Year Bond	159	06/21/2021	17,580,210	(44,622)
Cocoa	63	09/15/2021	1,513,260	(94,454)
Coffee “C”	31	09/20/2021	1,479,862	(72,784)
Copper	15	09/28/2021	1,496,250	(23,054)
Corn	65	09/14/2021	1,612,000	(3,092)
Cotton No. 2	39	12/08/2021	1,561,950	(61,760)
DAX Index	1	06/18/2021	440,613	12,498
EURO STOXX 50 Index	10	06/18/2021	453,366	7,862
Euro-BTP	2	06/08/2021	350,192	695
Feeder Cattle	13	05/27/2021	973,375	16,693
Foreign Exchange AUD/USD	8	06/14/2021	607,880	(12,411)
Foreign Exchange CAD/USD	21	06/15/2021	1,671,285	(3,645)
Foreign Exchange NZD/USD	7	06/14/2021	488,810	(15,643)
FTSE 100 Index	2	06/18/2021	184,167	(797)
FTSE/JSE Top 40 Index	2	06/17/2021	82,900	(1,462)
FTSE/MIB Index	1	06/18/2021	143,034	2,162
Hang Seng Index	1	04/29/2021	182,118	361
HSCEI	1	04/29/2021	70,381	1,404
IBEX 35 Index	1	04/16/2021	100,696	(46)
Japan 10 Year Bond	9	06/14/2021	12,269,587	(31,117)
KC HRW Wheat	53	09/14/2021	1,560,188	(101,133)
KOSPI 200 Index	1	06/10/2021	91,595	2,239
Lean Hogs	38	08/13/2021	1,548,500	80,116
Live Cattle	32	08/31/2021	1,558,720	46,617
LME Aluminum Base Metal	43	04/21/2021	2,358,819	135,507
LME Aluminum Base Metal	14	05/19/2021	770,088	45,413
LME Aluminum Base Metal	17	06/16/2021	938,719	81,298
LME Aluminum Base Metal	33	07/21/2021	1,827,994	83,937
LME Aluminum Base Metal	30	08/18/2021	1,665,188	23,150
LME Lead Base Metal	4	04/21/2021	195,700	(11,172)
LME Lead Base Metal	3	05/19/2021	147,431	(2,514)
LME Nickel Base Metal	3	04/21/2021	288,540	(42,375)
LME Nickel Base Metal	1	05/19/2021	96,279	(2,238)
LME Zinc Base Metal	33	04/21/2021	2,315,981	54,211
LME Zinc Base Metal	9	05/19/2021	632,756	3,329
LME Zinc Base Metal	13	06/16/2021	915,444	20,010
LME Zinc Base Metal	24	07/21/2021	1,693,050	37,844
LME Zinc Base Metal	24	08/18/2021	1,695,300	20,720
Low Sulphur Gasoil	30	08/12/2021	1,510,500	(102,060)
NASDAQ 100 E-Mini Index	1	06/18/2021	261,795	6,233
Natural Gas	56	07/28/2021	1,538,880	(54,505)
NY Harbor ULSD	20	07/30/2021	1,498,140	(80,401)
OMXS30 Index	5	04/16/2021	125,223	1,555
RBOB Gasoline	19	07/30/2021	1,529,686	(22,972)
Russell 2000 E-Mini Index	1	06/18/2021	111,125	(6,327)
S&P 500 E-Mini Index	5	06/18/2021	991,850	2,448
S&P/TSX 60 Index	1	06/17/2021	176,828	(607)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
SET50 Index	11	06/29/2021	$67,943	$421
Silver	3	05/26/2021	367,275	(11,768)
Soybean	26	11/12/2021	1,633,125	14,106
Soybean Oil	57	12/14/2021	1,577,646	(18,888)
Sugar No. 11	93	09/30/2021	1,539,485	(63,744)
TOPIX Index	1	06/10/2021	176,473	5,334
U.S. Treasury 2 Year Note	1	06/30/2021	220,742	(33)
Wheat	51	09/14/2021	1,575,262	(53,187)
WTI Crude Oil	25	07/20/2021	1,470,750	(79,190)

Total				$(411,041)

Short position contracts:
3 Month Eurodollar	(1)	12/19/2022	$(248,762)	$98
3 Month Eurodollar	(5)	03/13/2023	(1,242,500)	1,238
3 Month Euroswiss	(3)	06/14/2021	(799,476)	(82)
3 Month Euroswiss	(3)	09/13/2021	(799,318)	53
3 Month Euroswiss	(3)	12/13/2021	(799,318)	(59)
3 Month Sterling	(3)	06/16/2021	(516,484)	29
3 Month Sterling	(4)	09/15/2021	(688,645)	54
3 Month Sterling	(7)	12/15/2021	(1,204,707)	188
3 Month Sterling	(5)	03/16/2022	(859,859)	45
3 Month Sterling	(7)	06/15/2022	(1,203,320)	60
3 Month Sterling	(9)	09/21/2022	(1,546,195)	223
3 Month Sterling	(10)	12/21/2022	(1,716,788)	571
3 Month Sterling	(11)	03/15/2023	(1,887,045)	622
Brent Crude Oil	(20)	04/30/2021	(1,258,400)	63,900
CBOE Volatility Index	(35)	04/21/2021	(725,690)	244,770
CBOE Volatility Index	(31)	05/19/2021	(702,950)	188,013
CBOE Volatility Index	(34)	06/16/2021	(803,988)	94,611
Cocoa	(82)	05/13/2021	(1,925,360)	154,792
Coffee “C”	(36)	05/18/2021	(1,667,250)	133,821
Copper	(11)	05/26/2021	(1,096,150)	25,477
Corn	(71)	05/14/2021	(2,003,088)	(57,999)
Cotton No. 2	(45)	05/06/2021	(1,819,800)	133,938
Euro-Bund	(120)	06/08/2021	(24,089,135)	(9,797)
Euro-Buxl	(1)	06/08/2021	(241,342)	1,730
Euro-OAT	(1)	06/08/2021	(189,802)	820
Euro-Schatz	(7)	06/08/2021	(920,136)	64
Foreign Exchange CHF/USD	(29)	06/14/2021	(3,842,862)	81,089
Foreign Exchange EUR/USD	(22)	06/14/2021	(3,229,462)	65,617
Foreign Exchange GBP/USD	(9)	06/14/2021	(775,575)	4,800
Foreign Exchange JPY/USD	(6)	06/14/2021	(677,812)	4,256
KC HRW Wheat	(43)	05/14/2021	(1,240,012)	92,487
Lean Hogs	(52)	06/14/2021	(2,189,200)	(172,794)
Live Cattle	(56)	06/30/2021	(2,746,240)	(85,646)
LME Aluminum Base Metal	(43)	04/21/2021	(2,358,819)	(146,968)
LME Aluminum Base Metal	(36)	05/19/2021	(1,980,225)	(63,423)
LME Aluminum Base Metal	(17)	06/16/2021	(938,719)	(82,637)
LME Aluminum Base Metal	(33)	07/21/2021	(1,827,994)	(33,780)
LME Aluminum Base Metal	(3)	08/18/2021	(166,519)	(44)
LME Lead Base Metal	(4)	04/21/2021	(195,700)	3,959
LME Lead Base Metal	(4)	05/19/2021	(196,575)	(1,505)
LME Nickel Base Metal	(3)	04/21/2021	(288,540)	22,893
LME Nickel Base Metal	(1)	05/19/2021	(96,279)	15
LME Zinc Base Metal	(33)	04/21/2021	(2,315,981)	(47,393)
LME Zinc Base Metal	(28)	05/19/2021	(1,968,575)	(13,971)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Zinc Base Metal	(13)	06/16/2021	$(915,444)	$(49,656)
LME Zinc Base Metal	(24)	07/21/2021	(1,693,050)	(18,690)
LME Zinc Base Metal	(2)	08/18/2021	(141,275)	(410)
Long Gilt	(57)	06/28/2021	(10,026,048)	61,302
Low Sulphur Gasoil	(28)	05/12/2021	(1,395,100)	100,194
Natural Gas	(51)	04/28/2021	(1,327,530)	45,429
NY Harbor ULSD	(20)	04/30/2021	(1,490,580)	72,756
RBOB Gasoline	(12)	04/30/2021	(988,596)	28,241
Soybean	(14)	05/14/2021	(1,005,725)	(16,982)
Soybean Oil	(49)	05/14/2021	(1,556,436)	(66,082)
Sugar No. 11	(86)	04/30/2021	(1,422,646)	114,784
U.S. Treasury 5 Year Note	(8)	06/30/2021	(987,625)	4,291
U.S. Treasury 10 Year Note	(28)	06/21/2021	(3,669,750)	(2,786)
U.S. Treasury Long Bond	(5)	06/21/2021	(774,219)	20,423
Wheat	(50)	05/14/2021	(1,546,875)	80,506
WTI Crude Oil	(26)	04/20/2021	(1,542,580)	108,879

Total				$1,086,334

Total Futures Contracts				$675,293

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2021(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.525%	06/20/2026	EUR	200	$28,191	$25,725	$2,466
iTraxx Europe Index	1.000	0.521	06/20/2026		700	20,802	19,705	1,097
Markit CDX North America High Yield Index	5.000	3.076	06/20/2026	USD	200	18,149	16,994	1,155
Markit CDX North America Investment Grade Index	1.000	0.538	06/20/2026		550	13,049	11,914	1,135

TOTAL						$80,191	$74,338	$5,853

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)

A basket (MLGSFDJP) of common stocks(b)*	(0.075)%	Bank of America NA	01/28/2022	JPY	2,755,192	$(344,308)
A basket (MLGSFDUS) of common stock(b)*	(0.107)		09/01/2021	USD	43,169	78,625
Russell 1000 Index Total Return(c)	0.107		09/01/2021		26,798	(65,723)
S&P 500 Total Return Index(c)	0.107		09/01/2021		13,794	(8,450)
TOPIX Total Return Index(c)	0.075		01/28/2022	JPY	2,567,616	241,609
A basket (JPGSFDEU) of common stocks(b)*	(0.550)	JPMorgan Chase Bank NA	06/16/2021	EUR	10,924	87,737
A basket (JPGSFDUK) of common stocks(b)*	(0.049)		05/05/2021	GBP	2,881	1,259
Euro Stoxx Gross Total Return Index(c)	0.550		06/16/2021	EUR	10,189	(94,940)
FTSE 100 Total Return Index(c)	0.049		05/05/2021	GBP	2,374	10,969

TOTAL						$(93,222)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made weekly.
(c)	Payments received weekly.
*	The components of the basket shown below.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Nippon Telegraph & Telephone Corp	Communication Services	367	$1,043,707	4.52%
Sony Group Corp	Consumer Discretionary	78	903,722	3.91
SoftBank Corp	Communication Services	595	855,843	3.70
Fujitsu Ltd	Information Technology	40	645,002	2.79
East Japan Railway Co	Industrials	62	485,237	2.10
Shiseido Co Ltd	Consumer Staples	60	446,405	1.93
Nitori Holdings Co Ltd	Consumer Discretionary	20	425,445	1.84
Kao Corp	Consumer Staples	57	419,056	1.81
Nintendo Co Ltd	Communication Services	6	400,530	1.73
Kobe Bussan Co Ltd	Consumer Staples	98	291,976	1.26
Daiichi Sankyo Co Ltd	Health Care	86	276,617	1.20
Aeon Co Ltd	Consumer Staples	79	260,719	1.13
Capcom Co Ltd	Communication Services	68	244,851	1.06
Kirin Holdings Co Ltd	Consumer Staples	110	232,641	1.01
Chugai Pharmaceutical Co Ltd	Health Care	50	226,573	0.98
Trend Micro Inc/Japan	Information Technology	40	220,671	0.95
Ricoh Co Ltd	Information Technology	196	220,510	0.95
Recruit Holdings Co Ltd	Industrials	37	202,231	0.88
Daikin Industries Ltd	Industrials	9	201,158	0.87
Pan Pacific International Holdings Corp	Consumer Discretionary	76	197,788	0.86
Kakaku.com Inc	Communication Services	65	196,694	0.85
Cosmos Pharmaceutical Corp	Consumer Staples	11	189,470	0.82
Nikon Corp	Consumer Discretionary	176	182,481	0.79
Sumitomo Rubber Industries Ltd	Consumer Discretionary	136	177,687	0.77
CyberAgent Inc	Communication Services	87	173,796	0.75
Daito Trust Construction Co Ltd	Real Estate	13	167,365	0.72
Kajima Corp	Industrials	106	167,243	0.72
Shimamura Co Ltd	Consumer Discretionary	13	162,585	0.70
Hikari Tsushin Inc	Consumer Discretionary	7	160,334	0.69
Casio Computer Co Ltd	Consumer Discretionary	75	155,363	0.67
Tsuruha Holdings Inc	Consumer Staples	11	153,376	0.66
Hoya Corp	Health Care	12	153,280	0.66
Honda Motor Co Ltd	Consumer Discretionary	45	150,976	0.65
MEIJI Holdings Co Ltd	Consumer Staples	20	142,592	0.62
Mitsubishi Electric Corp	Industrials	79	133,141	0.58
NET One Systems Co Ltd	Information Technology	37	131,555	0.57
Fancl Corp	Consumer Staples	35	131,317	0.57
Oracle Corp Japan	Information Technology	12	130,531	0.56
Nihon Unisys Ltd	Information Technology	38	129,713	0.56
Nihon Kohden Corp	Health Care	39	127,429	0.55
Otsuka Corp	Information Technology	24	125,978	0.55
Japan Post Bank Co Ltd	Financials	116	123,226	0.53
Shimizu Corp	Industrials	137	122,886	0.53
Pola Orbis Holdings Inc	Consumer Staples	46	122,397	0.53
Hoshizaki Corp	Industrials	12	119,948	0.52
Komatsu Ltd	Industrials	35	119,070	0.52
Tokio Marine Holdings Inc	Financials	23	118,764	0.51
Koei Tecmo Holdings Co Ltd	Communication Services	24	117,380	0.51
Hitachi Ltd	Information Technology	23	116,858	0.51
Obayashi Corp	Industrials	115	116,590	0.50
Welcia Holdings Co Ltd	Consumer Staples	29	109,838	0.48
Fast Retailing Co Ltd	Consumer Discretionary	1	109,772	0.48
Seven & i Holdings Co Ltd	Consumer Staples	24	109,298	0.47
Japan Airlines Co Ltd	Industrials	43	106,149	0.46
Iida Group Holdings Co Ltd	Consumer Discretionary	39	105,538	0.46
Bridgestone Corp	Consumer Discretionary	23	102,880	0.45
Yaskawa Electric Corp	Industrials	18	100,012	0.43
Lixil Corp	Industrials	32	97,545	0.42
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	9	96,759	0.42
Sega Sammy Holdings Inc	Consumer Discretionary	54	93,609	0.41
Asahi Intecc Co Ltd	Health Care	31	93,132	0.40
Nippon Express Co Ltd	Industrials	11	92,121	0.40
Ebara Corp	Industrials	20	88,233	0.38
Suntory Beverage & Food Ltd	Consumer Staples	21	87,876	0.38
Sompo Holdings Inc	Financials	21	87,619	0.38
T&D Holdings Inc	Financials	61	87,576	0.38
Omron Corp	Information Technology	10	86,056	0.37
Penta-Ocean Construction Co Ltd	Industrials	98	85,056	0.37
Japan Exchange Group Inc	Financials	33	84,439	0.37
SCREEN Holdings Co Ltd	Information Technology	9	84,351	0.37
Toho Gas Co Ltd	Utilities	12	83,306	0.36
H.U. Group Holdings Inc	Health Care	22	83,170	0.36
Fujitsu General Ltd	Consumer Discretionary	26	81,566	0.35
DMG Mori Co Ltd	Industrials	45	80,777	0.35
Furukawa Electric Co Ltd	Industrials	27	80,056	0.35
TIS Inc	Information Technology	30	78,553	0.34

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Yamaha Motor Co Ltd	Consumer Discretionary	28	$77,129	0.33%
Seven Bank Ltd	Financials	302	76,384	0.33
Lawson Inc	Consumer Staples	14	74,375	0.32
Mitsubishi Estate Co Ltd	Real Estate	38	73,808	0.32
Hakuhodo DY Holdings Inc	Communication Services	40	73,514	0.32
Lion Corp	Consumer Staples	34	73,284	0.32
Resona Holdings Inc	Financials	157	72,922	0.32
Canon Inc	Information Technology	29	72,726	0.31
Nissan Motor Co Ltd	Consumer Discretionary	117	71,839	0.31
Miura Co Ltd	Industrials	12	71,651	0.31
Nisshin Seifun Group Inc	Consumer Staples	39	71,526	0.31
Yokohama Rubber Co Ltd/The	Consumer Discretionary	36	71,142	0.31
Sugi Holdings Co Ltd	Consumer Staples	8	70,975	0.31
Resorttrust Inc	Consumer Discretionary	38	70,770	0.31
Hulic Co Ltd	Real Estate	54	70,565	0.31
Nifco Inc/Japan	Consumer Discretionary	17	70,529	0.31
Zensho Holdings Co Ltd	Consumer Discretionary	25	70,192	0.30
Fuji Corp/Aichi	Industrials	25	69,934	0.30
USS Co Ltd	Consumer Discretionary	32	69,902	0.30
NEC Corp	Information Technology	11	68,626	0.30
Kurita Water Industries Ltd	Industrials	14	67,808	0.29
Hirose Electric Co Ltd	Information Technology	4	67,188	0.29
FUJIFILM Holdings Corp	Information Technology	10	66,406	0.29
DeNA Co Ltd	Communication Services	31	66,360	0.29
MISUMI Group Inc	Industrials	20	65,372	0.28
Yamada Holdings Co Ltd	Consumer Discretionary	107	64,082	0.28
Relo Group Inc	Real Estate	27	63,591	0.28
Subaru Corp	Consumer Discretionary	29	63,399	0.27
Amada Co Ltd	Industrials	51	63,362	0.27
GungHo Online Entertainment Inc	Communication Services	29	63,209	0.27
Japan Tobacco Inc	Consumer Staples	29	62,194	0.27
SG Holdings Co Ltd	Industrials	24	61,656	0.27
SCSK Corp	Information Technology	9	61,161	0.26
Brother Industries Ltd	Information Technology	24	59,991	0.26
SMS Co Ltd	Industrials	18	59,837	0.26
Suzuki Motor Corp	Consumer Discretionary	12	59,728	0.26
Nomura Holdings Inc	Financials	103	59,692	0.26
Medipal Holdings Corp	Health Care	28	59,283	0.26
Daicel Corp	Materials	69	59,023	0.26
ZOZO Inc	Consumer Discretionary	18	57,541	0.25
Yamaha Corp	Consumer Discretionary	10	57,392	0.25
Kyudenko Corp	Industrials	13	56,384	0.24
Iwatani Corp	Energy	8	56,166	0.24
ABC-Mart Inc	Consumer Discretionary	9	55,383	0.24
Tokai Carbon Co Ltd	Materials	31	54,663	0.24
JSR Corp	Materials	16	54,083	0.23
Sumitomo Corp	Industrials	34	53,954	0.23
Yamazaki Baking Co Ltd	Consumer Staples	30	53,702	0.23
Ito En Ltd	Consumer Staples	8	52,885	0.23
Nitto Denko Corp	Materials	6	52,808	0.23
GS Yuasa Corp	Industrials	17	52,203	0.23
Sanwa Holdings Corp	Industrials	35	51,389	0.22
Tokyo Gas Co Ltd	Utilities	21	51,174	0.22
OKUMA Corp	Industrials	8	51,100	0.22
Zenkoku Hosho Co Ltd	Financials	10	51,062	0.22
Goldwin Inc	Consumer Discretionary	7	50,757	0.22
TOTO Ltd	Industrials	7	49,652	0.21
Japan Post Insurance Co Ltd	Financials	22	49,595	0.21
Canon Marketing Japan Inc	Information Technology	20	49,576	0.21
Sawai Pharmaceutical Co Ltd	Health Care	9	48,841	0.21
Calbee Inc	Consumer Staples	17	48,732	0.21
Nabtesco Corp	Industrials	10	48,331	0.21
Ulvac Inc	Information Technology	10	47,812	0.21
Ain Holdings Inc	Consumer Staples	7	47,773	0.21
TechnoPro Holdings Inc	Industrials	5	47,760	0.21
Konica Minolta Inc	Information Technology	79	47,664	0.21
Terumo Corp	Health Care	12	47,385	0.21
Sundrug Co Ltd	Consumer Staples	12	47,250	0.20
Sumitomo Mitsui Trust Holdings Inc	Financials	12	46,783	0.20
Kose Corp	Consumer Staples	3	46,671	0.20
Oki Electric Industry Co Ltd	Information Technology	40	46,377	0.20
NOF Corp	Materials	8	46,317	0.20
OSG Corp	Industrials	23	45,596	0.20
Nissan Chemical Corp	Materials	8	45,170	0.20
Dowa Holdings Co Ltd	Materials	10	45,136	0.20
Kyowa Exeo Corp	Industrials	15	45,034	0.19
NTT Data Corp	Information Technology	26	45,027	0.19
Suzuken Co Ltd/Aichi Japan	Health Care	10	44,216	0.19

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Infomart Corp	Information Technology	46	$44,163	0.19%
Meitec Corp	Industrials	7	43,378	0.19
Toyo Suisan Kaisha Ltd	Consumer Staples	9	43,313	0.19
Renesas Electronics Corp	Information Technology	36	43,106	0.19
Asics Corp	Consumer Discretionary	24	42,937	0.19
Seiko Epson Corp	Information Technology	24	42,559	0.18
ANA Holdings Inc	Industrials	16	42,368	0.18
Sankyu Inc	Industrials	9	42,153	0.18
Toray Industries Inc	Materials	59	41,818	0.18
Kusuri no Aoki Holdings Co Ltd	Consumer Staples	5	41,771	0.18
SBI Holdings Inc/Japan	Financials	14	41,684	0.18
Shimano Inc	Consumer Discretionary	2	40,649	0.18
Benefit One Inc	Industrials	14	40,581	0.18
ENEOS Holdings Inc	Energy	79	39,416	0.17
Benesse Holdings Inc	Consumer Discretionary	17	38,941	0.17
Menicon Co Ltd	Health Care	6	38,908	0.17
DIC Corp	Materials	14	38,902	0.17
Nisshinbo Holdings Inc	Industrials	47	38,806	0.17
Oji Holdings Corp	Materials	54	38,484	0.17
Sapporo Holdings Ltd	Consumer Staples	17	37,997	0.16
Rinnai Corp	Consumer Discretionary	3	37,329	0.16
Aica Kogyo Co Ltd	Industrials	9	37,027	0.16
Hitachi Construction Machinery Co Ltd	Industrials	10	36,943	0.16
NOK Corp	Consumer Discretionary	25	36,922	0.16
Acom Co Ltd	Financials	71	36,778	0.16
Sankyo Co Ltd	Consumer Discretionary	12	36,488	0.16
Matsui Securities Co Ltd	Financials	40	36,384	0.16
Kinden Corp	Industrials	19	36,108	0.16
Topcon Corp	Information Technology	26	35,537	0.15
SoftBank Group Corp	Communication Services	4	35,492	0.15
Sohgo Security Services Co Ltd	Industrials	7	34,902	0.15
Keyence Corp	Information Technology	1	34,859	0.15
Yaoko Co Ltd	Consumer Staples	5	34,663	0.15
Autobacs Seven Co Ltd	Consumer Discretionary	22	33,507	0.15
Kagome Co Ltd	Consumer Staples	10	33,452	0.14
Ship Healthcare Holdings Inc	Health Care	11	33,275	0.14
Hitachi Metals Ltd	Materials	18	33,170	0.14
Nippon Shokubai Co Ltd	Materials	5	32,925	0.14
Lintec Corp	Materials	13	32,708	0.14
Kaneka Corp	Materials	7	32,629	0.14
Nippon Suisan Kaisha Ltd	Consumer Staples	60	32,068	0.14
Kewpie Corp	Consumer Staples	13	31,991	0.14
Tsumura & Co	Health Care	8	31,948	0.14
Fuji Media Holdings Inc	Communication Services	23	31,328	0.14
Amano Corp	Information Technology	12	31,267	0.14
Nipro Corp	Health Care	23	30,871	0.13
Nippon Light Metal Holdings Co Ltd	Materials	14	30,807	0.13
Marui Group Co Ltd	Consumer Discretionary	15	30,180	0.13
Nidec Corp	Industrials	2	30,168	0.13
Kikkoman Corp	Consumer Staples	4	29,496	0.13
NH Foods Ltd	Consumer Staples	6	28,819	0.12
Alps Alpine Co Ltd	Information Technology	20	28,795	0.12
Ube Industries Ltd	Materials	12	28,730	0.12
Tokyo Century Corp	Financials	4	28,561	0.12
Mitsubishi Chemical Holdings Corp	Materials	34	28,384	0.12
Sumitomo Bakelite Co Ltd	Materials	6	28,338	0.12
Mitsubishi Gas Chemical Co Inc	Materials	10	27,976	0.12
Izumi Co Ltd	Consumer Discretionary	6	27,893	0.12
Ezaki Glico Co Ltd	Consumer Staples	6	27,422	0.12
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	14	27,080	0.12
Kansai Paint Co Ltd	Materials	9	26,889	0.12
Murata Manufacturing Co Ltd	Information Technology	3	25,813	0.11
Kuraray Co Ltd	Materials	20	24,959	0.11
Tokyo Electron Ltd	Information Technology	1	24,614	0.11
TBS Holdings Inc	Communication Services	11	24,306	0.11
Mitsui Chemicals Inc	Materials	7	23,848	0.10
JFE Holdings Inc	Materials	17	23,827	0.10
Horiba Ltd	Information Technology	3	23,169	0.10
Skylark Holdings Co Ltd	Consumer Discretionary	14	22,866	0.10
Nippon Television Holdings Inc	Communication Services	16	22,637	0.10
Shin-Etsu Chemical Co Ltd	Materials	1	21,966	0.10
Wacoal Holdings Corp	Consumer Discretionary	9	21,672	0.09
Kokuyo Co Ltd	Industrials	13	21,528	0.09
Morinaga & Co Ltd/Japan	Consumer Staples	5	21,313	0.09
KDDI Corp	Communication Services	6	20,767	0.09
M3 Inc	Health Care	3	20,490	0.09
Park24 Co Ltd	Industrials	9	19,573	0.08
Lasertec Corp	Information Technology	1	19,506	0.08

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Open House Co Ltd	Consumer Discretionary	4	$19,002	0.08%
Sysmex Corp	Health Care	2	18,638	0.08
Takeda Pharmaceutical Co Ltd	Health Care	5	18,546	0.08
Daifuku Co Ltd	Industrials	2	18,191	0.08
Shochiku Co Ltd	Communication Services	1	17,507	0.08
Sumitomo Metal Mining Co Ltd	Materials	4	17,463	0.08
Milbon Co Ltd	Consumer Staples	3	17,430	0.08
Nexon Co Ltd	Communication Services	5	17,114	0.07
ITOCHU Corp	Industrials	5	16,795	0.07
Azbil Corp	Information Technology	3	16,635	0.07
AEON Financial Service Co Ltd	Financials	11	16,415	0.07
K’s Holdings Corp	Consumer Discretionary	11	16,393	0.07
SUMCO Corp	Information Technology	6	16,248	0.07
Nagase & Co Ltd	Industrials	9	15,808	0.07
Osaka Gas Co Ltd	Utilities	7	15,797	0.07
Mitsubishi Corp	Industrials	5	15,601	0.07
Toyobo Co Ltd	Materials	11	15,533	0.07
MonotaRO Co Ltd	Industrials	5	15,477	0.07
Taiheiyo Cement Corp	Materials	5	15,446	0.07
Denso Corp	Consumer Discretionary	2	14,805	0.06
Mitsui & Co Ltd	Industrials	6	14,487	0.06
Sumitomo Mitsui Financial Group Inc	Financials	4	14,268	0.06
Nippon Paint Holdings Co Ltd	Materials	9	14,268	0.06
Dentsu Group Inc	Communication Services	4	14,099	0.06
GMO Payment Gateway Inc	Information Technology	1	13,977	0.06
Nihon M&A Center Inc	Industrials	5	13,832	0.06
As One Corp	Health Care	1	13,758	0.06
Bandai Namco Holdings Inc	Consumer Discretionary	2	13,589	0.06
SMC Corp	Industrials	0	13,141	0.06
Mazda Motor Corp	Consumer Discretionary	15	13,121	0.06
Nippon Yusen KK	Industrials	3	12,662	0.05
Marubeni Corp	Industrials	14	12,582	0.05
Toyota Industries Corp	Consumer Discretionary	1	12,260	0.05
Seibu Holdings Inc	Industrials	10	12,159	0.05
Ibiden Co Ltd	Information Technology	2	11,850	0.05
Mitsubishi Materials Corp	Materials	5	11,667	0.05
Yamato Holdings Co Ltd	Industrials	4	11,348	0.05
Nihon Parkerizing Co Ltd	Materials	9	11,264	0.05
Mizuho Financial Group Inc	Financials	7	11,164	0.05
Toyo Tire Corp	Consumer Discretionary	6	10,930	0.05
Japan Airport Terminal Co Ltd	Industrials	2	10,927	0.05
Japan Post Holdings Co Ltd	Financials	11	10,533	0.05
GMO internet Inc	Information Technology	3	10,481	0.05
Obic Co Ltd	Information Technology	1	10,246	0.04
Advantest Corp	Information Technology	1	10,079	0.04
Panasonic Corp	Consumer Discretionary	7	9,951	0.04
Mochida Pharmaceutical Co Ltd	Health Care	2	9,941	0.04
Chiba Bank Ltd/The	Financials	13	9,552	0.04
Mitsui Mining & Smelting Co Ltd	Materials	2	9,449	0.04
Daido Steel Co Ltd	Materials	2	9,397	0.04
Sangetsu Corp	Consumer Discretionary	5	9,143	0.04
Tokyo Ohka Kogyo Co Ltd	Materials	1	9,131	0.04
Sekisui House Ltd	Consumer Discretionary	4	9,129	0.04
Unicharm Corp	Consumer Staples	2	8,936	0.04
Nomura Research Institute Ltd	Information Technology	2	8,413	0.04
Kawasaki Heavy Industries Ltd	Industrials	3	8,386	0.04
Sojitz Corp	Industrials	27	8,304	0.04
Toho Holdings Co Ltd	Health Care	4	7,934	0.03
Asahi Group Holdings Ltd	Consumer Staples	2	7,869	0.03
Taiyo Yuden Co Ltd	Information Technology	1	7,754	0.03
Astellas Pharma Inc	Health Care	5	7,707	0.03
Toyota Tsusho Corp	Industrials	2	7,502	0.03
Justsystems Corp	Information Technology	1	7,483	0.03
FP Corp	Materials	2	7,423	0.03
Maeda Corp	Industrials	8	7,205	0.03
Nippon Electric Glass Co Ltd	Information Technology	3	7,187	0.03
Nishi-Nippon Financial Holdings Inc	Financials	9	7,115	0.03
Alfresa Holdings Corp	Health Care	3	7,103	0.03
Koito Manufacturing Co Ltd	Consumer Discretionary	1	6,887	0.03
Hokuhoku Financial Group Inc	Financials	7	6,885	0.03
Maruha Nichiro Corp	Consumer Staples	3	6,802	0.03
Takashimaya Co Ltd	Consumer Discretionary	6	6,688	0.03
Otsuka Holdings Co Ltd	Health Care	1	6,612	0.03
Mitsubishi HC Capital Inc	Financials	10	6,530	0.03
77 Bank Ltd/The	Financials	4	6,447	0.03
TDK Corp	Information Technology	0	6,365	0.03
Taisei Corp	Industrials	1	6,358	0.03
AGC Inc	Industrials	1	6,260	0.03

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Sumitomo Dainippon Pharma Co Ltd	Health Care	3	$6,178	0.03%
TS Tech Co Ltd	Consumer Discretionary	4	6,173	0.03
Rakuten Group Inc	Consumer Discretionary	5	6,021	0.03
Yamaguchi Financial Group Inc	Financials	8	5,844	0.03
Mebuki Financial Group Inc	Financials	22	5,709	0.02
Central Glass Co Ltd	Industrials	2	5,459	0.02
Sumitomo Chemical Co Ltd	Materials	9	5,376	0.02
Fujitec Co Ltd	Industrials	2	4,987	0.02
Gunma Bank Ltd/The	Financials	12	4,752	0.02
J Front Retailing Co Ltd	Consumer Discretionary	4	4,576	0.02
NGK Spark Plug Co Ltd	Consumer Discretionary	2	4,557	0.02
NTN Corp	Industrials	13	4,514	0.02
TV Asahi Holdings Corp	Communication Services	2	4,442	0.02
Fuji Oil Holdings Inc	Consumer Staples	1	4,384	0.02
Kamigumi Co Ltd	Industrials	2	4,344	0.02
Hokkaido Electric Power Co Inc	Utilities	9	4,302	0.02
Taisho Pharmaceutical Holdings Co Ltd	Health Care	1	4,175	0.02
Credit Saison Co Ltd	Financials	3	3,730	0.02
Japan Steel Works Ltd/The	Industrials	1	3,706	0.02
Shionogi & Co Ltd	Health Care	1	3,700	0.02
COMSYS Holdings Corp	Industrials	1	3,469	0.02
Kaken Pharmaceutical Co Ltd	Health Care	1	3,421	0.01
Glory Ltd	Industrials	1	3,399	0.01
Hokuriku Electric Power Co	Utilities	4	3,388	0.01
Shiga Bank Ltd/The	Financials	1	3,240	0.01
Yamato Kogyo Co Ltd	Materials	1	3,220	0.01
Persol Holdings Co Ltd	Industrials	1	3,203	0.01
Rengo Co Ltd	Materials	3	3,098	0.01
Chubu Electric Power Co Inc	Utilities	2	2,961	0.01
Sumitomo Electric Industries Ltd	Consumer Discretionary	2	2,883	0.01
Bank of Kyoto Ltd/The	Financials	0	2,827	0.01
Electric Power Development Co Ltd	Utilities	1	2,787	0.01
Tokai Rika Co Ltd	Consumer Discretionary	1	2,704	0.01
ADEKA Corp	Materials	1	2,672	0.01
Sumitomo Osaka Cement Co Ltd	Materials	1	2,521	0.01
Disco Corp	Information Technology	0	2,493	0.01
Tokuyama Corp	Materials	1	2,477	0.01
MINEBEA MITSUMI Inc	Industrials	1	2,448	0.01
Toyoda Gosei Co Ltd	Consumer Discretionary	1	2,402	0.01
Konami Holdings Corp	Communication Services	0	2,106	0.01
Dai Nippon Printing Co Ltd	Industrials	1	2,006	0.01
Pilot Corp	Industrials	1	1,941	0.01
Toppan Printing Co Ltd	Industrials	1	1,850	0.01
Hachijuni Bank Ltd/The	Financials	4	1,764	0.01
Teijin Ltd	Materials	1	1,758	0.01
Fuji Electric Co Ltd	Industrials	0	1,613	0.01
Nippon Sanso Holdings Corp	Materials	1	1,551	0.01
Kyushu Financial Group Inc	Financials	3	1,436	0.01
Food & Life Cos Ltd	Consumer Discretionary	0	1,424	0.01
Nichirei Corp	Consumer Staples	0	1,350	0.01
Nippon Paper Industries Co Ltd	Materials	1	1,314	0.01
Yokogawa Electric Corp	Information Technology	1	1,223	0.01
PALTAC Corp	Consumer Discretionary	0	1,211	0.01
Santen Pharmaceutical Co Ltd	Health Care	1	1,136	0.00
Iyo Bank Ltd/The	Financials	2	1,031	0.00
Hirogin Holdings Inc	Financials	1	768	0.00
Nippon Kayaku Co Ltd	Materials	1	732	0.00
Shinsei Bank Ltd	Financials	0	638	0.00
Toda Corp	Industrials	1	494	0.00
Toyo Seikan Group Holdings Ltd	Materials	0	489	0.00
Maruichi Steel Tube Ltd	Materials	0	379	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Amazon.com Inc	Consumer Discretionary	661	$2,045,289	4.87%
Alphabet Inc	Communication Services	512	1,056,114	2.51
Microsoft Corp	Information Technology	4,439	1,046,587	2.49
Facebook Inc	Communication Services	3,284	967,324	2.30
Johnson & Johnson	Health Care	4,785	786,479	1.87
Apple Inc	Information Technology	5,487	670,276	1.60
Accenture PLC	Information Technology	2,178	601,669	1.43
Netflix Inc	Communication Services	1,101	574,288	1.37
NIKE Inc	Consumer Discretionary	3,644	484,255	1.15
JPMorgan Chase & Co	Financials	2,906	442,412	1.05
Walmart Inc	Consumer Staples	2,917	396,167	0.94
Bank of America Corp	Financials	10,195	394,448	0.94
Verizon Communications Inc	Communication Services	6,423	373,519	0.89
Deere & Co	Industrials	964	360,673	0.86
T-Mobile US Inc	Communication Services	2,690	336,982	0.80
Wells Fargo & Co	Financials	8,406	328,441	0.78
Alphabet Inc	Communication Services	156	322,866	0.77
Bristol-Myers Squibb Co	Health Care	5,057	319,253	0.76
Take-Two Interactive Software Inc	Communication Services	1,771	312,880	0.74
Costco Wholesale Corp	Consumer Staples	878	309,638	0.74
Intel Corp	Information Technology	4,750	304,022	0.72
VeriSign Inc	Information Technology	1,483	294,708	0.70
AT&T Inc	Communication Services	9,310	281,800	0.67
Starbucks Corp	Consumer Discretionary	2,528	276,247	0.66
DuPont de Nemours Inc	Materials	3,438	265,711	0.63
Zebra Technologies Corp	Information Technology	541	262,610	0.62
UnitedHealth Group Inc	Health Care	685	254,801	0.61
Visa Inc	Information Technology	1,173	248,377	0.59
AbbVie Inc	Health Care	2,290	247,850	0.59
General Motors Co	Consumer Discretionary	4,203	241,494	0.57
Cognizant Technology Solutions Corp	Information Technology	3,074	240,106	0.57
Intuit Inc	Information Technology	625	239,308	0.57
salesforce.com Inc	Information Technology	1,079	228,647	0.54
Oracle Corp	Information Technology	3,223	226,125	0.54
PayPal Holdings Inc	Information Technology	921	223,661	0.53
Mastercard Inc	Information Technology	612	217,976	0.52
Mettler-Toledo International Inc	Health Care	188	217,031	0.52
Chevron Corp	Energy	2,061	215,986	0.51
Moody’s Corp	Financials	710	211,971	0.50
AES Corp/The	Utilities	7,765	208,181	0.50
Comcast Corp	Communication Services	3,833	207,408	0.49
Target Corp	Consumer Discretionary	1,040	205,985	0.49
Electronic Arts Inc	Communication Services	1,489	201,622	0.48
Discovery Inc	Communication Services	5,454	201,180	0.48
Skechers USA Inc	Consumer Discretionary	4,762	198,606	0.47
Twilio Inc	Information Technology	575	195,817	0.47
QUALCOMM Inc	Information Technology	1,462	193,829	0.46
Gartner Inc	Information Technology	1,060	193,501	0.46
Broadcom Inc	Information Technology	411	190,398	0.45
Amgen Inc	Health Care	744	185,238	0.44
F5 Networks Inc	Information Technology	873	182,045	0.43
Marsh & McLennan Cos Inc	Financials	1,494	181,919	0.43
Ciena Corp	Information Technology	3,310	181,110	0.43
Adobe Inc	Information Technology	380	180,526	0.43
Home Depot Inc/The	Consumer Discretionary	577	176,175	0.42
CVS Health Corp	Health Care	2,313	173,991	0.41
Charter Communications Inc	Communication Services	278	171,234	0.41
Chipotle Mexican Grill Inc	Consumer Discretionary	119	169,579	0.40
Cadence Design Systems Inc	Information Technology	1,227	168,075	0.40
Kroger Co/The	Consumer Staples	4,548	163,680	0.39
AGCO Corp	Industrials	1,107	158,982	0.38
ABIOMED Inc	Health Care	490	156,156	0.37
Hershey Co/The	Consumer Staples	987	156,098	0.37
Zillow Group Inc	Communication Services	1,167	151,321	0.36
McKesson Corp	Health Care	771	150,334	0.36
Omnicom Group Inc	Communication Services	2,024	150,110	0.36
Linde PLC	Materials	529	148,122	0.35
Merck & Co Inc	Health Care	1,905	146,893	0.35
Activision Blizzard Inc	Communication Services	1,573	146,277	0.35
News Corp	Communication Services	5,706	145,114	0.35
Cisco Systems Inc/Delaware	Information Technology	2,736	141,476	0.34
Dollar General Corp	Consumer Discretionary	693	140,449	0.33
Cigna Corp	Health Care	578	139,722	0.33
Philip Morris International Inc	Consumer Staples	1,570	139,281	0.33
Fastenal Co	Industrials	2,765	139,011	0.33
Mondelez International Inc	Consumer Staples	2,366	138,469	0.33

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

General Mills Inc	Consumer Staples	2,222	$136,267	0.32%
Hologic Inc	Health Care	1,824	135,676	0.32
Domino’s Pizza Inc	Consumer Discretionary	359	132,151	0.31
Eli Lilly and Co	Health Care	704	131,446	0.31
Lam Research Corp	Information Technology	221	131,406	0.31
Booking Holdings Inc	Consumer Discretionary	56	130,286	0.31
Anthem Inc	Health Care	362	129,874	0.31
Hartford Financial Services Group Inc/Th	Financials	1,916	127,964	0.30
Newmont Corp	Materials	2,107	126,966	0.30
Discovery Inc	Communication Services	2,894	125,760	0.30
Honeywell International Inc	Industrials	568	123,199	0.29
Synchrony Financial	Financials	3,015	122,578	0.29
Interactive Brokers Group Inc	Financials	1,653	120,766	0.29
CSX Corp	Industrials	1,235	119,104	0.28
AutoZone Inc	Consumer Discretionary	85	118,966	0.28
Zoetis Inc	Health Care	739	116,323	0.28
Regeneron Pharmaceuticals Inc	Health Care	244	115,311	0.27
Best Buy Co Inc	Consumer Discretionary	1,004	115,229	0.27
Intercontinental Exchange Inc	Financials	1,021	114,045	0.27
Becton Dickinson and Co	Health Care	467	113,546	0.27
Henry Schein Inc	Health Care	1,604	111,044	0.26
Herbalife Nutrition Ltd	Consumer Staples	2,489	110,426	0.26
Nexstar Media Group Inc	Communication Services	783	110,000	0.26
Hasbro Inc	Consumer Discretionary	1,140	109,588	0.26
Travelers Cos Inc/The	Financials	714	107,453	0.26
Progressive Corp/The	Financials	1,121	107,131	0.25
United Parcel Service Inc	Industrials	625	106,197	0.25
IDEXX Laboratories Inc	Health Care	217	106,183	0.25
Microchip Technology Inc	Information Technology	682	105,909	0.25
Equitable Holdings Inc	Financials	3,236	105,568	0.25
Monster Beverage Corp	Consumer Staples	1,142	104,005	0.25
Agilent Technologies Inc	Health Care	817	103,834	0.25
TJX Cos Inc/The	Consumer Discretionary	1,567	103,687	0.25
Waters Corp	Health Care	356	101,038	0.24
Dexcom Inc	Health Care	278	100,037	0.24
IQVIA Holdings Inc	Health Care	516	99,623	0.24
Masimo Corp	Health Care	433	99,483	0.24
Edwards Lifesciences Corp	Health Care	1,170	97,872	0.23
A O Smith Corp	Industrials	1,446	97,765	0.23
Waste Management Inc	Industrials	757	97,616	0.23
CH Robinson Worldwide Inc	Industrials	1,017	97,053	0.23
NetApp Inc	Information Technology	1,325	96,287	0.23
Arista Networks Inc	Information Technology	316	95,370	0.23
S&P Global Inc	Financials	270	95,130	0.23
Ball Corp	Materials	1,122	95,057	0.23
Roku Inc	Communication Services	291	94,757	0.23
J M Smucker Co/The	Consumer Staples	744	94,095	0.22
Fidelity National Financial Inc	Financials	2,297	93,393	0.22
Dollar Tree Inc	Consumer Discretionary	812	92,953	0.22
Lowe’s Cos Inc	Consumer Discretionary	486	92,382	0.22
Crown Holdings Inc	Materials	949	92,130	0.22
Aon PLC	Financials	396	91,036	0.22
Paychex Inc	Information Technology	926	90,769	0.22
Brunswick Corp/DE	Consumer Discretionary	951	90,664	0.22
HP Inc	Information Technology	2,825	89,702	0.21
McDonald’s Corp	Consumer Discretionary	398	89,141	0.21
Cardinal Health Inc	Health Care	1,461	88,783	0.21
Baxter International Inc	Health Care	1,050	88,519	0.21
Atlassian Corp PLC	Information Technology	418	88,130	0.21
DocuSign Inc	Information Technology	433	87,612	0.21
Cerner Corp	Health Care	1,211	87,051	0.21
Molson Coors Beverage Co	Consumer Staples	1,693	86,621	0.21
Fortinet Inc	Information Technology	467	86,120	0.20
Peloton Interactive Inc	Consumer Discretionary	763	85,823	0.20
Sun Communities Inc	Real Estate	568	85,281	0.20
News Corp	Communication Services	3,584	84,089	0.20
Keysight Technologies Inc	Information Technology	578	82,943	0.20
Roper Technologies Inc	Industrials	203	81,972	0.20
Expeditors International of Washington I	Industrials	757	81,523	0.19
Allstate Corp/The	Financials	708	81,323	0.19
Yum! Brands Inc	Consumer Discretionary	750	81,082	0.19
Spotify Technology SA	Communication Services	303	81,070	0.19
Palo Alto Networks Inc	Information Technology	252	81,044	0.19
Advance Auto Parts Inc	Consumer Discretionary	440	80,785	0.19
Bank of New York Mellon Corp/The	Financials	1,708	80,775	0.19
Quest Diagnostics Inc	Health Care	628	80,606	0.19
Constellation Brands Inc	Consumer Staples	353	80,591	0.19
VMware Inc	Information Technology	534	80,365	0.19

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Align Technology Inc	Health Care	144	$77,741	0.18%
Conagra Brands Inc	Consumer Staples	2,066	77,687	0.18
L Brands Inc	Consumer Discretionary	1,252	77,472	0.18
Public Storage	Real Estate	313	77,233	0.18
Chubb Ltd	Financials	485	76,670	0.18
AmerisourceBergen Corp	Health Care	647	76,422	0.18
Campbell Soup Co	Consumer Staples	1,508	75,796	0.18
Yum China Holdings Inc	Consumer Discretionary	1,270	75,191	0.18
SVB Financial Group	Financials	152	74,989	0.18
Horizon Therapeutics Plc	Health Care	814	74,900	0.18
Corteva Inc	Materials	1,603	74,728	0.18
Tyson Foods Inc	Consumer Staples	994	73,889	0.18
Carrier Global Corp	Industrials	1,743	73,595	0.18
CoStar Group Inc	Industrials	89	73,400	0.17
Newell Brands Inc	Consumer Discretionary	2,682	71,816	0.17
Zscaler Inc	Information Technology	414	71,139	0.17
Motorola Solutions Inc	Information Technology	378	71,100	0.17
Trimble Inc	Information Technology	914	71,062	0.17
Exact Sciences Corp	Health Care	532	70,063	0.17
Sysco Corp	Consumer Staples	883	69,531	0.17
Zimmer Biomet Holdings Inc	Health Care	431	69,009	0.16
DaVita Inc	Health Care	639	68,901	0.16
CarMax Inc	Consumer Discretionary	518	68,759	0.16
PACCAR Inc	Industrials	734	68,209	0.16
SBA Communications Corp	Real Estate	245	67,874	0.16
McCormick & Co Inc/MD	Consumer Staples	752	67,049	0.16
Five Below Inc	Consumer Discretionary	351	66,961	0.16
Viatris Inc	Health Care	4,762	66,520	0.16
Cabot Oil & Gas Corp	Energy	3,535	66,389	0.16
New York Times Co/The	Communication Services	1,307	66,162	0.16
Garmin Ltd	Consumer Discretionary	492	64,928	0.15
OneMain Holdings Inc	Financials	1,192	64,049	0.15
Otis Worldwide Corp	Industrials	936	64,044	0.15
TransUnion	Industrials	707	63,587	0.15
Teleflex Inc	Health Care	152	63,283	0.15
Quanta Services Inc	Industrials	718	63,151	0.15
Illumina Inc	Health Care	164	62,988	0.15
Leidos Holdings Inc	Industrials	650	62,600	0.15
Old Dominion Freight Line Inc	Industrials	260	62,504	0.15
Akamai Technologies Inc	Information Technology	611	62,214	0.15
Northern Trust Corp	Financials	591	62,156	0.15
Discover Financial Services	Financials	648	61,563	0.15
VF Corp	Consumer Discretionary	768	61,401	0.15
Union Pacific Corp	Industrials	276	60,799	0.14
Brown-Forman Corp	Consumer Staples	874	60,299	0.14
MarketAxess Holdings Inc	Financials	121	60,051	0.14
Penumbra Inc	Health Care	222	59,959	0.14
Ulta Beauty Inc	Consumer Discretionary	192	59,479	0.14
Tyler Technologies Inc	Information Technology	140	59,350	0.14
T Rowe Price Group Inc	Financials	345	59,223	0.14
Beyond Meat Inc	Consumer Staples	454	59,026	0.14
3M Co	Industrials	306	59,020	0.14
PTC Inc	Information Technology	429	58,995	0.14
Aflac Inc	Financials	1,150	58,843	0.14
Dropbox Inc	Information Technology	2,199	58,621	0.14
Insulet Corp	Health Care	225	58,581	0.14
Bio-Techne Corp	Health Care	152	58,017	0.14
Juniper Networks Inc	Information Technology	2,289	57,970	0.14
Equinix Inc	Real Estate	85	57,572	0.14
American Financial Group Inc/OH	Financials	504	57,520	0.14
Booz Allen Hamilton Holding Corp	Industrials	709	57,131	0.14
Casey’s General Stores Inc	Consumer Staples	262	56,568	0.13
Ralph Lauren Corp	Consumer Discretionary	458	56,434	0.13
PVH Corp	Consumer Discretionary	532	56,285	0.13
FactSet Research Systems Inc	Financials	182	56,277	0.13
West Pharmaceutical Services Inc	Health Care	199	56,209	0.13
Tradeweb Markets Inc	Financials	758	56,081	0.13
Hormel Foods Corp	Consumer Staples	1,167	55,751	0.13
Lincoln National Corp	Financials	895	55,715	0.13
IPG Photonics Corp	Information Technology	264	55,635	0.13
Lumentum Holdings Inc	Information Technology	606	55,315	0.13
Rollins Inc	Industrials	1,604	55,216	0.13
Crown Castle International Corp	Real Estate	317	54,521	0.13
Sherwin-Williams Co/The	Materials	74	54,513	0.13
Illinois Tool Works Inc	Industrials	245	54,357	0.13
Cooper Cos Inc/The	Health Care	141	54,338	0.13
CubeSmart	Real Estate	1,432	54,166	0.13
Guardant Health Inc	Health Care	355	54,148	0.13

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Perrigo Co PLC	Health Care	1,336	$54,061	0.13%
Oshkosh Corp	Industrials	453	53,728	0.13
Extra Space Storage Inc	Real Estate	404	53,490	0.13
Live Nation Entertainment Inc	Communication Services	629	53,272	0.13
NRG Energy Inc	Utilities	1,396	52,684	0.13
ON Semiconductor Corp	Information Technology	1,263	52,545	0.13
Black Knight Inc	Information Technology	706	52,213	0.12
NortonLifeLock Inc	Information Technology	2,446	52,000	0.12
Ameriprise Financial Inc	Financials	223	51,801	0.12
Ingersoll Rand Inc	Industrials	1,051	51,710	0.12
Jack Henry & Associates Inc	Information Technology	341	51,666	0.12
Neurocrine Biosciences Inc	Health Care	524	50,933	0.12
Five9 Inc	Information Technology	325	50,756	0.12
DENTSPLY SIRONA Inc	Health Care	782	49,876	0.12
Robert Half International Inc	Industrials	634	49,489	0.12
Ollie’s Bargain Outlet Holdings Inc	Consumer Discretionary	565	49,195	0.12
Lennox International Inc	Industrials	157	49,022	0.12
Tesla Inc	Consumer Discretionary	73	48,501	0.12
Las Vegas Sands Corp	Consumer Discretionary	795	48,304	0.11
US Bancorp	Financials	869	48,057	0.11
Halliburton Co	Energy	2,235	47,966	0.11
BlackRock Inc	Financials	63	47,511	0.11
ConocoPhillips	Energy	891	47,195	0.11
Federal Realty Investment Trust	Real Estate	461	46,783	0.11
Jazz Pharmaceuticals PLC	Health Care	284	46,713	0.11
Tapestry Inc	Consumer Discretionary	1,133	46,709	0.11
Mohawk Industries Inc	Consumer Discretionary	242	46,467	0.11
Gentex Corp	Consumer Discretionary	1,296	46,220	0.11
IAA Inc	Industrials	825	45,470	0.11
Apollo Global Management Inc	Financials	963	45,279	0.11
HCA Healthcare Inc	Health Care	240	45,194	0.11
Enphase Energy Inc	Information Technology	277	44,867	0.11
Masco Corp	Industrials	746	44,671	0.11
CDK Global Inc	Information Technology	824	44,557	0.11
Grocery Outlet Holding Corp	Consumer Staples	1,202	44,337	0.11
Vertiv Holdings Co	Industrials	2,185	43,693	0.10
Americold Realty Trust	Real Estate	1,127	43,362	0.10
Globus Medical Inc	Health Care	702	43,288	0.10
Proofpoint Inc	Information Technology	343	43,151	0.10
Post Holdings Inc	Consumer Staples	407	43,060	0.10
DTE Energy Co	Utilities	323	42,949	0.10
Voya Financial Inc	Financials	675	42,945	0.10
Avalara Inc	Information Technology	321	42,876	0.10
Zynga Inc	Communication Services	4,173	42,608	0.10
Molina Healthcare Inc	Health Care	178	41,655	0.10
United Rentals Inc	Industrials	126	41,640	0.10
Hain Celestial Group Inc/The	Consumer Staples	952	41,521	0.10
Amdocs Ltd	Information Technology	591	41,453	0.10
Popular Inc	Financials	589	41,407	0.10
Pentair PLC	Industrials	664	41,352	0.10
RenaissanceRe Holdings Ltd	Financials	258	41,329	0.10
Aspen Technology Inc	Information Technology	283	40,897	0.10
Amedisys Inc	Health Care	154	40,886	0.10
Brown & Brown Inc	Financials	893	40,803	0.10
Snap-on Inc	Industrials	173	39,961	0.10
United Therapeutics Corp	Health Care	237	39,719	0.09
Phillips 66	Energy	483	39,371	0.09
CoreSite Realty Corp	Real Estate	325	38,912	0.09
World Wrestling Entertainment Inc	Communication Services	715	38,811	0.09
PPG Industries Inc	Materials	258	38,753	0.09
Life Storage Inc	Real Estate	449	38,559	0.09
Allegion plc	Industrials	303	38,112	0.09
Tractor Supply Co	Consumer Discretionary	212	37,467	0.09
Energizer Holdings Inc	Consumer Staples	785	37,235	0.09
Eastman Chemical Co	Materials	333	36,718	0.09
Sprouts Farmers Market Inc	Consumer Staples	1,352	35,982	0.09
Exelon Corp	Utilities	819	35,832	0.09
NOV Inc	Energy	2,593	35,573	0.08
Arthur J Gallagher & Co	Financials	282	35,147	0.08
PagerDuty Inc	Information Technology	873	35,105	0.08
Elastic NV	Information Technology	315	35,083	0.08
Ecolab Inc	Materials	163	34,841	0.08
Dover Corp	Industrials	253	34,680	0.08
Ubiquiti Inc	Information Technology	115	34,234	0.08
Emerson Electric Co	Industrials	379	34,224	0.08
NVIDIA Corp	Information Technology	64	34,091	0.08
Guidewire Software Inc	Information Technology	334	33,930	0.08
Integra LifeSciences Holdings Corp	Health Care	490	33,849	0.08

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Entergy Corp	Utilities	340	$33,831	0.08%
New Relic Inc	Information Technology	546	33,559	0.08
Alleghany Corp	Financials	53	33,454	0.08
Pegasystems Inc	Information Technology	292	33,353	0.08
Packaging Corp of America	Materials	247	33,280	0.08
Chemed Corp	Health Care	72	33,197	0.08
CMS Energy Corp	Utilities	542	33,187	0.08
ICU Medical Inc	Health Care	161	33,093	0.08
Vertex Pharmaceuticals Inc	Health Care	154	33,091	0.08
Celanese Corp	Materials	218	32,634	0.08
Graphic Packaging Holding Co	Materials	1,784	32,398	0.08
National Fuel Gas Co	Utilities	648	32,377	0.08
Southern Co/The	Utilities	520	32,322	0.08
Berkshire Hathaway Inc	Financials	124	31,664	0.08
Applied Materials Inc	Information Technology	236	31,501	0.07
Columbia Sportswear Co	Consumer Discretionary	292	30,813	0.07
Switch Inc	Information Technology	1,869	30,393	0.07
Everbridge Inc	Information Technology	249	30,140	0.07
Altria Group Inc	Consumer Staples	575	29,442	0.07
Axon Enterprise Inc	Industrials	206	29,361	0.07
American Express Co	Financials	206	29,100	0.07
Virtu Financial Inc	Financials	926	28,740	0.07
Host Hotels & Resorts Inc	Real Estate	1,700	28,648	0.07
First Republic Bank/CA	Financials	172	28,601	0.07
Avery Dennison Corp	Materials	154	28,281	0.07
Nucor Corp	Materials	350	28,105	0.07
TreeHouse Foods Inc	Consumer Staples	534	27,905	0.07
FedEx Corp	Industrials	97	27,500	0.07
Qorvo Inc	Information Technology	149	27,296	0.06
Science Applications International Corp	Industrials	326	27,279	0.06
Xylem Inc/NY	Industrials	259	27,214	0.06
FirstEnergy Corp	Utilities	771	26,739	0.06
Silgan Holdings Inc	Materials	624	26,222	0.06
Pioneer Natural Resources Co	Energy	165	26,180	0.06
Copart Inc	Industrials	236	25,654	0.06
Iron Mountain Inc	Real Estate	683	25,268	0.06
Danaher Corp	Health Care	109	24,516	0.06
Thermo Fisher Scientific Inc	Health Care	53	24,378	0.06
Medallia Inc	Information Technology	871	24,302	0.06
Pool Corp	Consumer Discretionary	70	24,061	0.06
TE Connectivity Ltd	Information Technology	183	23,653	0.06
Reynolds Consumer Products Inc	Consumer Staples	787	23,439	0.06
2U Inc	Information Technology	596	22,782	0.05
Mosaic Co/The	Materials	708	22,373	0.05
Freeport-McMoRan Inc	Materials	664	21,878	0.05
JBG SMITH Properties	Real Estate	674	21,412	0.05
Huntington Ingalls Industries Inc	Industrials	104	21,390	0.05
PerkinElmer Inc	Health Care	165	21,201	0.05
Atmos Energy Corp	Utilities	214	21,121	0.05
eBay Inc	Consumer Discretionary	337	20,624	0.05
International Business Machines Corp	Information Technology	153	20,409	0.05
Caterpillar Inc	Industrials	87	20,224	0.05
Aptiv PLC	Consumer Discretionary	145	20,027	0.05
Air Products and Chemicals Inc	Materials	70	19,724	0.05
Etsy Inc	Consumer Discretionary	96	19,441	0.05
LyondellBasell Industries NV	Materials	184	19,149	0.05
Nasdaq Inc	Financials	129	18,954	0.05
Amphenol Corp	Information Technology	279	18,390	0.04
Catalent Inc	Health Care	174	18,326	0.04
Cummins Inc	Industrials	69	17,842	0.04
Synopsys Inc	Information Technology	72	17,786	0.04
Teradyne Inc	Information Technology	146	17,722	0.04
CenterPoint Energy Inc	Utilities	777	17,600	0.04
Edison International	Utilities	300	17,583	0.04
Kansas City Southern	Industrials	65	17,182	0.04
Johnson Controls International plc	Industrials	286	17,082	0.04
Albemarle Corp	Materials	117	17,073	0.04
Citigroup Inc	Financials	227	16,546	0.04
Advanced Micro Devices Inc	Information Technology	207	16,249	0.04
DXC Technology Co	Information Technology	506	15,811	0.04
Fiserv Inc	Information Technology	133	15,797	0.04
Lumen Technologies Inc	Communication Services	1,163	15,533	0.04
Bio-Rad Laboratories Inc	Health Care	27	15,255	0.04
O’Reilly Automotive Inc	Consumer Discretionary	29	14,818	0.04
ResMed Inc	Health Care	76	14,736	0.04
Fidelity National Information Services I	Information Technology	103	14,494	0.03
Marathon Oil Corp	Energy	1,336	14,271	0.03
Micron Technology Inc	Information Technology	160	14,136	0.03

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Exxon Mobil Corp	Energy	248	$13,863	0.03%
JB Hunt Transport Services Inc	Industrials	82	13,747	0.03
Autodesk Inc	Information Technology	48	13,185	0.03
WW Grainger Inc	Industrials	33	13,050	0.03
Corning Inc	Information Technology	293	12,747	0.03
ServiceNow Inc	Information Technology	25	12,522	0.03
Analog Devices Inc	Information Technology	81	12,491	0.03
Fox Corp	Communication Services	344	12,417	0.03
Fox Corp	Communication Services	350	12,230	0.03
MetLife Inc	Financials	200	12,152	0.03
Global Payments Inc	Information Technology	58	11,777	0.03
Teledyne Technologies Inc	Industrials	28	11,393	0.03
Cboe Global Markets Inc	Financials	114	11,243	0.03
IDEX Corp	Industrials	53	11,181	0.03
Interpublic Group of Cos Inc/The	Communication Services	376	10,991	0.03
Universal Health Services Inc	Health Care	81	10,799	0.03
American Water Works Co Inc	Utilities	71	10,698	0.03
Unum Group	Financials	383	10,661	0.03
Dow Inc	Materials	167	10,647	0.03
Western Union Co/The	Information Technology	425	10,476	0.02
Intuitive Surgical Inc	Health Care	14	10,177	0.02
Ford Motor Co	Consumer Discretionary	826	10,117	0.02
FleetCor Technologies Inc	Information Technology	37	9,977	0.02
AMETEK Inc	Industrials	78	9,968	0.02
Kraft Heinz Co/The	Consumer Staples	249	9,966	0.02
Hewlett Packard Enterprise Co	Information Technology	630	9,919	0.02
Walgreens Boots Alliance Inc	Consumer Staples	173	9,508	0.02
Principal Financial Group Inc	Financials	157	9,434	0.02
Laboratory Corp of America Holdings	Health Care	37	9,366	0.02
Centene Corp	Health Care	146	9,361	0.02
General Electric Co	Industrials	704	9,249	0.02
Morgan Stanley	Financials	117	9,107	0.02
MSCI Inc	Financials	22	9,099	0.02
Parker-Hannifin Corp	Industrials	29	9,083	0.02
ViacomCBS Inc	Communication Services	198	8,940	0.02
CDW Corp/DE	Information Technology	54	8,923	0.02
Devon Energy Corp	Energy	403	8,808	0.02
State Street Corp	Financials	105	8,800	0.02
Lennar Corp	Consumer Discretionary	84	8,491	0.02
PPL Corp	Utilities	283	8,160	0.02
Clorox Co/The	Consumer Staples	42	8,049	0.02
Gilead Sciences Inc	Health Care	124	7,983	0.02
Trane Technologies PLC	Industrials	48	7,876	0.02
Gap Inc/The	Consumer Discretionary	262	7,805	0.02
LKQ Corp	Consumer Discretionary	183	7,737	0.02
Biogen Inc	Health Care	28	7,705	0.02
General Dynamics Corp	Industrials	42	7,653	0.02
Western Digital Corp	Information Technology	114	7,577	0.02
Invesco Ltd	Financials	299	7,536	0.02
Jacobs Engineering Group Inc	Industrials	58	7,498	0.02
PulteGroup Inc	Consumer Discretionary	142	7,440	0.02
Stanley Black & Decker Inc	Industrials	37	7,416	0.02
Whirlpool Corp	Consumer Discretionary	33	7,264	0.02
Nielsen Holdings PLC	Industrials	280	7,032	0.02
Everest Re Group Ltd	Financials	27	6,722	0.02
Citrix Systems Inc	Information Technology	47	6,561	0.02
Hanesbrands Inc	Consumer Discretionary	331	6,501	0.02
STERIS PLC	Health Care	34	6,439	0.02
Genuine Parts Co	Consumer Discretionary	55	6,367	0.02
EOG Resources Inc	Energy	85	6,175	0.01
Sealed Air Corp	Materials	131	6,023	0.01
Westinghouse Air Brake Technologies Corp	Industrials	76	5,979	0.01
Seagate Technology PLC	Information Technology	76	5,829	0.01
Leggett & Platt Inc	Consumer Discretionary	127	5,810	0.01
Westrock Co	Materials	110	5,713	0.01
BorgWarner Inc	Consumer Discretionary	120	5,572	0.01
Globe Life Inc	Financials	58	5,565	0.01
Assurant Inc	Financials	38	5,443	0.01
International Paper Co	Materials	101	5,438	0.01
Consolidated Edison Inc	Utilities	71	5,307	0.01
Citizens Financial Group Inc	Financials	120	5,288	0.01
Evergy Inc	Utilities	88	5,217	0.01
Capital One Financial Corp	Financials	40	5,150	0.01
Kinder Morgan Inc	Energy	303	5,044	0.01
Truist Financial Corp	Financials	86	4,989	0.01
Eaton Corp PLC	Industrials	36	4,963	0.01
Duke Energy Corp	Utilities	51	4,915	0.01
KeyCorp	Financials	243	4,861	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Rockwell Automation Inc	Industrials	18	$4,763	0.01%
Estee Lauder Cos Inc/The	Consumer Staples	16	4,734	0.01
DR Horton Inc	Consumer Discretionary	53	4,723	0.01
Ross Stores Inc	Consumer Discretionary	38	4,604	0.01
Broadridge Financial Solutions Inc	Information Technology	30	4,600	0.01
Fortune Brands Home & Security Inc	Industrials	45	4,279	0.01
NVR Inc	Consumer Discretionary	1	3,932	0.01
Zions Bancorp NA	Financials	70	3,830	0.01
CBRE Group Inc	Real Estate	47	3,698	0.01
M&T Bank Corp	Financials	24	3,606	0.01
Marathon Petroleum Corp	Energy	67	3,594	0.01
Marriott International Inc/MD	Consumer Discretionary	24	3,585	0.01
Kellogg Co	Consumer Staples	47	2,985	0.01
Valero Energy Corp	Energy	40	2,868	0.01
Fifth Third Bancorp	Financials	76	2,844	0.01
HollyFrontier Corp	Energy	79	2,837	0.01
Skyworks Solutions Inc	Information Technology	15	2,833	0.01
CF Industries Holdings Inc	Materials	62	2,822	0.01
Baker Hughes Co	Energy	128	2,768	0.01
Flowserve Corp	Industrials	69	2,689	0.01
NiSource Inc	Utilities	91	2,204	0.01
Hilton Worldwide Holdings Inc	Consumer Discretionary	18	2,170	0.01
Public Service Enterprise Group Inc	Utilities	35	2,111	0.01
Franklin Resources Inc	Financials	70	2,075	0.00
Darden Restaurants Inc	Consumer Discretionary	14	2,015	0.00
Church & Dwight Co Inc	Consumer Staples	21	1,859	0.00
Pinnacle West Capital Corp	Utilities	22	1,799	0.00
Archer-Daniels-Midland Co	Consumer Staples	29	1,665	0.00
Republic Services Inc	Industrials	13	1,285	0.00
Cincinnati Financial Corp	Financials	11	1,161	0.00
MGM Resorts International	Consumer Discretionary	26	999	0.00
Under Armour Inc	Consumer Discretionary	40	897	0.00
Under Armour Inc	Consumer Discretionary	47	871	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Deutsche Post AG	Industrials	12,245	$572,102	4.46%
adidas AG	Consumer Discretionary	1,535	408,705	3.19
Koninklijke Ahold Delhaize NV	Consumer Staples	15,978	379,489	2.96
Koninklijke Philips NV	Health Care	7,367	358,582	2.80
Vonovia SE	Real Estate	4,920	274,019	2.14
HelloFresh SE	Consumer Discretionary	3,994	254,017	1.98
Ferrari NV	Consumer Discretionary	1,379	245,878	1.92
Zalando SE	Consumer Discretionary	2,685	224,600	1.75
Merck KGaA	Health Care	1,401	204,198	1.59
SAP SE	Information Technology	1,823	190,363	1.48
Beiersdorf AG	Consumer Staples	2,068	186,342	1.45
Kone Oyj	Industrials	2,634	183,491	1.43
BE Semiconductor Industries NV	Information Technology	2,426	173,314	1.35
Hermes International	Consumer Discretionary	179	168,901	1.32
Snam SpA	Utilities	34,645	163,799	1.28
Heineken NV	Consumer Staples	1,837	160,941	1.25
Neste Oyj	Energy	3,501	158,437	1.24
Henkel AG & Co KGaA	Consumer Staples	1,619	155,188	1.21
Wolters Kluwer NV	Industrials	2,083	154,424	1.20
Poste Italiane SpA	Financials	13,052	141,488	1.10
Daimler AG	Consumer Discretionary	1,824	138,628	1.08
Hannover Rueck SE	Financials	881	137,260	1.07
Atos SE	Information Technology	2,030	135,061	1.05
TOTAL SE	Energy	3,380	134,427	1.05
Signify NV	Industrials	2,976	130,814	1.02
UPM-Kymmene Oyj	Materials	4,246	130,051	1.01
Tenaris SA	Energy	13,316	127,998	1.00
Vinci SA	Industrials	1,440	125,783	0.98
Knorr-Bremse AG	Industrials	1,180	125,598	0.98
Allianz SE	Financials	566	122,802	0.96
Deutsche Wohnen SE	Real Estate	3,048	121,249	0.95
Enel SpA	Utilities	14,043	119,265	0.93
La Francaise des Jeux SAEM	Consumer Discretionary	3,043	117,983	0.92
EDP - Energias de Portugal SA	Utilities	23,558	114,725	0.89
Symrise AG	Materials	1,085	112,143	0.87
Schneider Electric SE	Industrials	830	108,058	0.84
Adyen NV	Information Technology	55	104,129	0.81
Intesa Sanpaolo SpA	Financials	44,872	103,677	0.81
BASF SE	Materials	1,442	102,137	0.80
L’Oreal SA	Consumer Staples	297	97,189	0.76
Sodexo SA	Consumer Discretionary	1,168	95,529	0.74
Rubis SCA	Utilities	2,363	95,471	0.74
Stellantis NV	Consumer Discretionary	6,095	91,934	0.72
Michelin	Consumer Discretionary	713	90,952	0.71
Evonik Industries AG	Materials	2,972	89,626	0.70
Fresenius Medical Care AG & Co KGaA	Health Care	1,386	86,960	0.68
Brenntag SE	Industrials	1,194	86,942	0.68
Umicore SA	Materials	1,893	85,635	0.67
Randstad NV	Industrials	1,412	84,675	0.66
QIAGEN NV	Health Care	2,015	83,158	0.65
BNP Paribas SA	Financials	1,603	83,157	0.65
ACS Actividades de Construccion y Servic	Industrials	2,878	81,319	0.63
ArcelorMittal SA	Materials	3,241	79,829	0.62
TeamViewer AG	Information Technology	2,180	79,434	0.62
Deutsche Boerse AG	Financials	558	79,100	0.62
HeidelbergCement AG	Materials	1,011	78,297	0.61
Bechtle AG	Information Technology	485	77,564	0.60
Air Liquide SA	Materials	553	77,086	0.60
Verbund AG	Utilities	1,227	76,077	0.59
Kering SA	Consumer Discretionary	129	76,049	0.59
ProSiebenSat.1 Media SE	Communication Services	4,288	74,762	0.58
Eurofins Scientific SE	Health Care	916	74,643	0.58
Deutsche Telekom AG	Communication Services	4,284	73,553	0.57
Continental AG	Consumer Discretionary	643	72,500	0.57
Infrastrutture Wireless Italiane SpA	Communication Services	7,574	71,953	0.56
Nokian Renkaat Oyj	Consumer Discretionary	2,154	66,511	0.52
Sampo Oyj	Financials	1,704	65,540	0.51
Telefonica Deutschland Holding AG	Communication Services	26,108	65,269	0.51
Aroundtown SA	Real Estate	10,733	65,152	0.51
Bayer AG	Health Care	1,170	63,138	0.49
LEG Immobilien SE	Real Estate	560	62,830	0.49
Orion Oyj	Health Care	1,838	62,805	0.49
Ipsen SA	Health Care	844	61,715	0.48
Suez SA	Utilities	3,367	60,803	0.47
Covestro AG	Materials	1,049	60,143	0.47
Amplifon SpA	Health Care	1,819	57,749	0.45

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

FinecoBank Banca Fineco SpA	Financials	4,103	$57,252	0.45%
Bureau Veritas SA	Industrials	2,356	57,170	0.45
Scout24 AG	Communication Services	833	53,902	0.42
ASR Nederland NV	Financials	1,390	53,105	0.41
Huhtamaki Oyj	Materials	1,370	52,816	0.41
Evotec SE	Health Care	1,718	52,812	0.41
Argenx SE	Health Care	218	51,148	0.40
Prysmian SpA	Industrials	1,824	50,542	0.39
GEA Group AG	Industrials	1,431	50,010	0.39
Accor SA	Consumer Discretionary	1,535	49,367	0.38
Groupe Bruxelles Lambert SA	Financials	557	49,122	0.38
Smurfit Kappa Group PLC	Materials	1,217	48,884	0.38
Euronext NV	Financials	568	48,821	0.38
Valmet Oyj	Industrials	1,539	47,732	0.37
Hera SpA	Utilities	14,137	46,198	0.36
BioMerieux	Health Care	416	45,187	0.35
Koninklijke Vopak NV	Energy	1,058	44,930	0.35
Kingspan Group PLC	Industrials	589	42,555	0.33
KBC Group NV	Financials	680	42,171	0.33
TAG Immobilien AG	Real Estate	1,694	41,221	0.32
ASML Holding NV	Information Technology	79	40,860	0.32
Iliad SA	Communication Services	251	40,688	0.32
Jeronimo Martins SGPS SA	Consumer Staples	2,744	39,378	0.31
LANXESS AG	Materials	624	39,222	0.31
Italgas SpA	Utilities	6,921	38,308	0.30
Industria de Diseno Textil SA	Consumer Discretionary	1,363	38,289	0.30
ADLER Group SA	Real Estate	1,637	38,237	0.30
Wendel SE	Financials	340	36,039	0.28
Wienerberger AG	Materials	1,127	35,163	0.27
BAWAG Group AG	Financials	792	34,893	0.27
Viscofan SA	Consumer Staples	591	34,837	0.27
MorphoSys AG	Health Care	461	34,213	0.27
Gerresheimer AG	Health Care	404	34,213	0.27
Eiffage SA	Industrials	400	34,106	0.27
Ageas SA/NV	Financials	652	33,636	0.26
Carrefour SA	Consumer Staples	2,109	32,580	0.25
Publicis Groupe SA	Communication Services	620	32,266	0.25
Deutsche Lufthansa AG	Industrials	2,850	32,221	0.25
Amundi SA	Financials	468	31,908	0.25
Carl Zeiss Meditec AG	Health Care	245	31,438	0.25
Koninklijke KPN NV	Communication Services	10,602	30,682	0.24
Raiffeisen Bank International AG	Financials	1,603	30,022	0.23
Uniper SE	Utilities	955	29,492	0.23
Interpump Group SpA	Industrials	682	29,299	0.23
A2A SpA	Utilities	18,139	28,151	0.22
Arkema SA	Materials	267	27,550	0.21
voestalpine AG	Materials	764	27,010	0.21
Heineken Holding NV	Consumer Staples	350	26,575	0.21
SEB SA	Consumer Discretionary	173	25,951	0.20
Elisa Oyj	Communication Services	480	24,560	0.19
Infineon Technologies AG	Information Technology	674	24,368	0.19
Enagas SA	Utilities	1,291	23,912	0.19
LVMH Moet Hennessy Louis Vuitton SE	Consumer Discretionary	41	23,437	0.18
Linde PLC	Materials	96	22,997	0.18
Ubisoft Entertainment SA	Communication Services	352	22,854	0.18
Grand City Properties SA	Real Estate	1,069	22,827	0.18
Sofina SA	Financials	76	21,842	0.17
Siemens AG	Industrials	153	21,474	0.17
Solvay SA	Materials	202	21,457	0.17
Corbion NV	Materials	430	20,429	0.16
Flutter Entertainment PLC	Consumer Discretionary	108	19,777	0.15
United Internet AG	Communication Services	574	19,644	0.15
Worldline SA/France	Information Technology	274	19,562	0.15
Moncler SpA	Consumer Discretionary	379	18,544	0.14
Bayerische Motoren Werke AG	Consumer Discretionary	203	17,955	0.14
Fresenius SE & Co KGaA	Health Care	451	17,126	0.13
NN Group NV	Financials	397	16,538	0.13
Gecina SA	Real Estate	140	16,428	0.13
Elis SA	Industrials	1,158	16,115	0.13
Elia Group SA/NV	Utilities	169	15,907	0.12
Inmobiliaria Colonial Socimi SA	Real Estate	1,892	15,616	0.12
Acciona SA	Utilities	106	15,203	0.12
alstria office REIT-AG	Real Estate	1,087	14,985	0.12
Iberdrola SA	Utilities	1,363	14,970	0.12
Endesa SA	Utilities	624	14,080	0.11
Fortum Oyj	Utilities	608	13,830	0.11
Siemens Gamesa Renewable Energy SA	Industrials	412	13,589	0.11
Cie de Saint-Gobain	Industrials	263	13,216	0.10

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

SOITEC	Information Technology	75	$13,038	0.10%
CNH Industrial NV	Industrials	963	12,702	0.10
Kesko Oyj	Consumer Staples	480	12,521	0.10
Metso Outotec Oyj	Industrials	1,265	12,022	0.09
Stora Enso Oyj	Materials	739	11,760	0.09
ASM International NV	Information Technology	46	11,505	0.09
Sanofi	Health Care	134	11,318	0.09
EDP Renovaveis SA	Utilities	587	10,699	0.08
Varta AG	Industrials	83	10,450	0.08
Ackermans & van Haaren NV	Financials	76	10,328	0.08
EssilorLuxottica SA	Consumer Discretionary	74	10,239	0.08
Sopra Steria Group SACA	Information Technology	71	10,142	0.08
Rational AG	Industrials	15	10,011	0.08
Nokia Oyj	Information Technology	2,917	9,931	0.08
Aegon NV	Financials	2,424	9,819	0.08
Delivery Hero SE	Consumer Discretionary	88	9,685	0.08
Koninklijke DSM NV	Materials	66	9,507	0.07
RWE AG	Utilities	280	9,368	0.07
CNP Assurances	Financials	567	9,193	0.07
Aedifica SA	Real Estate	89	8,690	0.07
Faurecia SE	Consumer Discretionary	189	8,573	0.07
Sartorius Stedim Biotech	Health Care	24	8,491	0.07
IMCD NV	Industrials	70	8,291	0.06
Capgemini SE	Information Technology	57	8,201	0.06
CTS Eventim AG & Co KGaA	Communication Services	165	8,158	0.06
Puma SE	Consumer Discretionary	96	8,054	0.06
Alten SA	Information Technology	74	7,442	0.06
DiaSorin SpA	Health Care	52	7,049	0.05
CRH PLC	Materials	171	6,843	0.05
Telecom Italia SpA/Milano	Communication Services	14,572	6,721	0.05
Prosus NV	Consumer Discretionary	69	6,518	0.05
Danone SA	Consumer Staples	111	6,489	0.05
Proximus SADP	Communication Services	340	6,302	0.05
Rexel SA	Industrials	369	6,231	0.05
Banco BPM SpA	Financials	2,468	6,009	0.05
Engie SA	Utilities	463	5,603	0.04
Telefonica SA	Communication Services	1,466	5,596	0.04
ING Groep NV	Financials	527	5,494	0.04
Anheuser-Busch InBev SA/NV	Consumer Staples	101	5,442	0.04
Bollore SA	Communication Services	1,266	5,213	0.04
Bouygues SA	Industrials	148	5,058	0.04
KION Group AG	Industrials	57	4,810	0.04
Credit Agricole SA	Financials	388	4,789	0.04
Renault SA	Consumer Discretionary	127	4,693	0.04
SPIE SA	Industrials	226	4,619	0.04
Remy Cointreau SA	Consumer Staples	26	4,165	0.03
Glanbia PLC	Consumer Staples	325	4,137	0.03
Atlantia SpA	Industrials	244	3,893	0.03
Veolia Environnement SA	Utilities	174	3,802	0.03
Eni SpA	Energy	316	3,317	0.03
ANDRITZ AG	Industrials	76	2,909	0.02
Akzo Nobel NV	Materials	30	2,880	0.02
JDE Peet’s NV	Consumer Staples	91	2,857	0.02
Orange SA	Communication Services	258	2,711	0.02
CaixaBank SA	Financials	968	2,554	0.02
Repsol SA	Energy	219	2,308	0.02
Siemens Energy AG	Industrials	74	2,267	0.02
OMV AG	Energy	51	2,216	0.02
Thales SA	Industrials	23	1,972	0.02
Rheinmetall AG	Industrials	22	1,906	0.01
Wartsila OYJ Abp	Industrials	210	1,881	0.01
Valeo SA	Consumer Discretionary	53	1,523	0.01
Freenet AG	Communication Services	71	1,459	0.01
Etablissements Franz Colruyt NV	Consumer Staples	23	1,168	0.01
Electricite de France SA	Utilities	94	1,070	0.01
thyssenkrupp AG	Materials	93	1,062	0.01
TechnipFMC PLC	Energy	136	883	0.01
Aalberts NV	Industrials	16	705	0.01
Technip Energies NV	Energy	27	351	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Reckitt Benckiser Group PLC	Consumer Staples	39	$251,411	6.32%
Ferguson PLC	Industrials	19	162,159	4.08
Tesco PLC	Consumer Staples	486	111,218	2.80
London Stock Exchange Group PLC	Financials	15	106,334	2.68
Associated British Foods PLC	Consumer Staples	41	99,580	2.51
Next PLC	Consumer Discretionary	13	99,109	2.49
Johnson Matthey PLC	Materials	33	98,639	2.48
J Sainsbury PLC	Consumer Staples	351	85,229	2.14
Rio Tinto PLC	Materials	14	80,160	2.02
Admiral Group PLC	Financials	25	77,563	1.95
Sage Group PLC/The	Information Technology	122	74,796	1.88
Diageo PLC	Consumer Staples	24	72,841	1.83
Halma PLC	Information Technology	29	69,543	1.75
GlaxoSmithKline PLC	Health Care	54	69,406	1.75
Berkeley Group Holdings PLC	Consumer Discretionary	16	69,144	1.74
Ferrexpo PLC	Materials	180	67,520	1.70
Royal Dutch Shell PLC	Energy	47	67,117	1.69
Land Securities Group PLC	Real Estate	94	64,561	1.62
Wm Morrison Supermarkets PLC	Consumer Staples	346	63,120	1.59
Direct Line Insurance Group PLC	Financials	175	54,762	1.38
IG Group Holdings PLC	Financials	57	51,509	1.30
Fresnillo PLC	Materials	60	51,424	1.29
Imperial Brands PLC	Consumer Staples	33	49,818	1.25
Evraz PLC	Materials	85	49,209	1.24
Tritax Big Box REIT PLC	Real Estate	250	44,922	1.13
Electrocomponents PLC	Industrials	45	44,436	1.12
Hikma Pharmaceuticals PLC	Health Care	19	43,622	1.10
UDG Healthcare PLC	Health Care	55	43,161	1.09
Plus500 Ltd	Financials	29	40,846	1.03
Centamin PLC	Materials	390	40,557	1.02
Spectris PLC	Information Technology	10	34,035	0.86
SSE PLC	Utilities	22	32,054	0.81
Tate & Lyle PLC	Consumer Staples	42	32,014	0.81
Man Group PLC/Jersey	Financials	185	29,768	0.75
Petrofac Ltd	Energy	307	29,370	0.74
Greencore Group PLC	Consumer Staples	174	27,420	0.69
Legal & General Group PLC	Financials	90	25,101	0.63
Aviva PLC	Financials	61	24,735	0.62
ConvaTec Group PLC	Health Care	126	24,626	0.62
Softcat PLC	Information Technology	13	24,131	0.61
Royal Mail PLC	Industrials	46	23,446	0.59
Rightmove PLC	Communication Services	40	23,433	0.59
RHI Magnesita NV	Materials	6	23,295	0.59
BT Group PLC	Communication Services	150	23,220	0.58
John Wood Group PLC	Energy	85	23,092	0.58
Quilter PLC	Financials	138	22,077	0.56
Compass Group PLC	Consumer Discretionary	15	21,451	0.54
Victrex PLC	Materials	10	21,052	0.53
Ashtead Group PLC	Industrials	5	20,882	0.53
Gamesys Group PLC	Consumer Discretionary	11	20,656	0.52
IntegraFin Holdings PLC	Financials	40	20,122	0.51
Marshalls PLC	Materials	29	20,062	0.50
Domino’s Pizza Group PLC	Consumer Discretionary	56	19,439	0.49
St James’s Place PLC	Financials	15	19,435	0.49
Future PLC	Communication Services	10	19,382	0.49
M&G PLC	Financials	91	18,828	0.47
Cairn Energy PLC	Energy	107	18,150	0.46
Hargreaves Lansdown PLC	Financials	12	18,030	0.45
Cranswick PLC	Consumer Staples	5	17,818	0.45
Ultra Electronics Holdings PLC	Industrials	8	17,021	0.43
J D Wetherspoon PLC	Consumer Discretionary	13	16,977	0.43
Moneysupermarket.com Group PLC	Consumer Discretionary	62	16,609	0.42
Auto Trader Group PLC	Communication Services	30	16,375	0.41
Aggreko PLC	Industrials	19	16,354	0.41
Rotork PLC	Industrials	45	16,150	0.41
Spirent Communications PLC	Information Technology	68	16,123	0.41
3i Group PLC	Financials	14	15,589	0.39
Computacenter PLC	Information Technology	6	15,351	0.39
Hochschild Mining PLC	Materials	77	15,015	0.38
Centrica PLC	Utilities	272	14,745	0.37
Investec PLC	Financials	67	14,740	0.37
Balfour Beatty PLC	Industrials	50	14,731	0.37
Savills PLC	Real Estate	12	14,151	0.36
CMC Markets PLC	Financials	29	14,027	0.35
Severn Trent PLC	Utilities	6	13,820	0.35
Safestore Holdings PLC	Real Estate	17	13,750	0.35

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Howden Joinery Group PLC	Industrials	18	$13,520	0.34%
TP ICAP Group PLC	Financials	55	13,393	0.34
888 Holdings PLC	Consumer Discretionary	33	12,971	0.33
Intermediate Capital Group PLC	Financials	7	12,939	0.33
Smurfit Kappa Group PLC	Materials	4	12,777	0.32
Intertek Group PLC	Industrials	2	12,324	0.31
Games Workshop Group PLC	Consumer Discretionary	1	12,311	0.31
Kingfisher PLC	Consumer Discretionary	39	12,309	0.31
QinetiQ Group PLC	Industrials	38	11,905	0.30
Barratt Developments PLC	Consumer Discretionary	15	11,476	0.29
Pearson PLC	Communication Services	15	11,465	0.29
Ocado Group PLC	Consumer Discretionary	6	11,395	0.29
AJ Bell PLC	Financials	27	11,390	0.29
Just Group PLC	Financials	113	11,384	0.29
Schroders PLC	Financials	3	11,360	0.29
B&M European Value Retail SA	Consumer Discretionary	21	11,302	0.28
Vesuvius PLC	Industrials	20	10,706	0.27
Burberry Group PLC	Consumer Discretionary	6	10,615	0.27
Weir Group PLC/The	Industrials	6	10,153	0.26
Telecom Plus PLC	Utilities	8	10,001	0.25
Unilever PLC	Consumer Staples	2	9,693	0.24
Pagegroup PLC	Industrials	21	9,690	0.24
Ashmore Group PLC	Financials	25	9,606	0.24
XP Power Ltd	Industrials	2	9,566	0.24
JD Sports Fashion PLC	Consumer Discretionary	12	9,542	0.24
OSB Group PLC	Financials	22	9,345	0.24
Glencore PLC	Materials	33	9,315	0.23
Ninety One PLC	Financials	39	9,285	0.23
Diversified Gas & Oil PLC	Energy	84	9,285	0.23
Playtech Plc	Consumer Discretionary	21	9,106	0.23
Hays PLC	Industrials	59	8,801	0.22
Brewin Dolphin Holdings PLC	Financials	28	8,735	0.22
CRH PLC	Materials	3	8,655	0.22
Dunelm Group PLC	Consumer Discretionary	7	8,606	0.22
Phoenix Group Holdings PLC	Financials	12	8,486	0.21
LXI REIT Plc	Real Estate	67	8,477	0.21
Clarkson PLC	Industrials	3	8,254	0.21
PZ Cussons PLC	Consumer Staples	31	8,193	0.21
Drax Group PLC	Utilities	19	8,099	0.20
Sanne Group PLC	Financials	12	7,967	0.20
AO World PLC	Consumer Discretionary	27	7,929	0.20
British American Tobacco PLC	Consumer Staples	3	7,887	0.20
Vodafone Group PLC	Communication Services	58	7,696	0.19
Hill & Smith Holdings PLC	Materials	5	7,691	0.19
Jupiter Fund Management PLC	Financials	28	7,669	0.19
TI Fluid Systems PLC	Consumer Discretionary	28	7,551	0.19
Crest Nicholson Holdings plc	Consumer Discretionary	18	7,531	0.19
Close Brothers Group PLC	Financials	5	7,024	0.18
IMI PLC	Industrials	5	6,786	0.17
FDM Group Holdings PLC	Information Technology	7	6,674	0.17
Paragon Banking Group PLC	Financials	14	6,523	0.16
Frasers Group PLC	Consumer Discretionary	14	6,410	0.16
BHP Group PLC	Materials	3	6,399	0.16
WH Smith PLC	Consumer Discretionary	4	6,290	0.16
Morgan Sindall Group PLC	Industrials	4	6,239	0.16
Grainger PLC	Real Estate	23	6,082	0.15
Coats Group PLC	Consumer Discretionary	104	5,897	0.15
Sabre Insurance Group PLC	Financials	23	5,827	0.15
Diploma PLC	Industrials	2	5,673	0.14
Anglo American PLC	Materials	2	5,611	0.14
IWG PLC	Real Estate	16	5,589	0.14
John Laing Group PLC	Industrials	18	5,532	0.14
Barclays PLC	Financials	29	5,451	0.14
Kainos Group PLC	Information Technology	4	5,440	0.14
Mediclinic International PLC	Health Care	19	5,323	0.13
TBC Bank Group PLC	Financials	5	5,236	0.13
Vectura Group PLC	Health Care	45	5,207	0.13
Premier Foods PLC	Consumer Staples	53	5,015	0.13
Pets at Home Group Plc	Consumer Discretionary	12	4,996	0.13
Helios Towers PLC	Communication Services	29	4,901	0.12
ContourGlobal PLC	Utilities	21	4,302	0.11
Flutter Entertainment PLC	Consumer Discretionary	0	4,210	0.11
Chemring Group PLC	Industrials	15	4,119	0.10
Hilton Food Group PLC	Consumer Staples	4	3,954	0.10
Prudential PLC	Financials	3	3,940	0.10
Greggs PLC	Consumer Discretionary	2	3,746	0.09
Lloyds Banking Group PLC	Financials	85	3,599	0.09
Entain PLC	Consumer Discretionary	2	3,428	0.09

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Big Yellow Group PLC	Real Estate	3	$3,378	0.08%
Watches of Switzerland Group PLC	Consumer Discretionary	5	3,288	0.08
Mondi PLC	Materials	2	3,282	0.08
Bunzl PLC	Industrials	1	3,183	0.08
Standard Chartered PLC	Financials	6	3,161	0.08
DS Smith PLC	Materials	8	3,152	0.08
CLS Holdings PLC	Real Estate	13	3,063	0.08
Liontrust Asset Management PLC	Financials	2	3,047	0.08
Essentra PLC	Materials	10	3,004	0.08
Firstgroup PLC	Industrials	32	2,983	0.08
Antofagasta PLC	Materials	2	2,959	0.07
Elementis PLC	Materials	23	2,899	0.07
Croda International PLC	Materials	0	2,465	0.06
Experian PLC	Industrials	1	2,406	0.06
Sirius Real Estate Ltd	Real Estate	25	2,206	0.06
Spirax-Sarco Engineering PLC	Industrials	0	2,204	0.06
IP Group PLC	Financials	17	2,171	0.05
Petropavlovsk PLC	Materials	89	2,124	0.05
Renishaw PLC	Information Technology	0	2,109	0.05
Capita PLC	Information Technology	48	2,102	0.05
Airtel Africa PLC	Communication Services	24	1,913	0.05
Genus PLC	Health Care	0	1,884	0.05
Polymetal International PLC	Materials	1	1,791	0.05
Rathbone Brothers PLC	Financials	1	1,720	0.04
Synthomer PLC	Materials	4	1,713	0.04
Travis Perkins PLC	Industrials	1	1,703	0.04
Indivior PLC	Health Care	13	1,680	0.04
Dechra Pharmaceuticals PLC	Health Care	0	1,539	0.04
Avon Rubber PLC	Industrials	0	1,479	0.04
Inchcape PLC	Consumer Discretionary	2	1,474	0.04
Segro PLC	Real Estate	2	1,444	0.04
Just Eat Takeaway.com NV	Consumer Discretionary	0	1,442	0.04
PureTech Health PLC	Health Care	4	1,411	0.04
Provident Financial PLC	Financials	5	1,182	0.03
Rentokil Initial PLC	Industrials	2	1,172	0.03
Oxford Instruments PLC	Information Technology	1	1,157	0.03
Dixons Carphone PLC	Consumer Discretionary	8	1,094	0.03
JTC PLC	Financials	2	1,089	0.03
Standard Life Aberdeen PLC	Financials	4	1,066	0.03
Marks & Spencer Group PLC	Consumer Discretionary	7	1,062	0.03
Melrose Industries PLC	Industrials	6	1,040	0.03
DCC PLC	Industrials	0	1,035	0.03
Serco Group PLC	Industrials	7	947	0.02
Biffa PLC	Industrials	4	942	0.02
Energean PLC	Energy	1	892	0.02
Wizz Air Holdings Plc	Industrials	0	864	0.02
Natwest Group PLC	Financials	4	824	0.02
Polypipe Group plc	Industrials	1	782	0.02
Civitas Social Housing PLC	Real Estate	7	751	0.02
Vivo Energy PLC	Consumer Discretionary	8	742	0.02
Rank Group PLC	Consumer Discretionary	4	736	0.02
LondonMetric Property PLC	Real Estate	3	611	0.02
Avast PLC	Information Technology	1	590	0.01
Vistry Group PLC	Consumer Discretionary	1	586	0.01
Morgan Advanced Materials PLC	Industrials	2	535	0.01
Micro Focus International PLC	Information Technology	1	522	0.01
Assura PLC	Real Estate	7	501	0.01
C&C Group PLC	Consumer Staples	2	501	0.01
Mitchells & Butlers PLC	Consumer Discretionary	1	472	0.01
Bodycote PLC	Industrials	0	394	0.01
Meggitt PLC	Industrials	1	309	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
CBOE Volatility Index	29 USD	06/16/2021	340	$659,600	$83,300	$131,580	$(48,280)
	30 USD	04/21/2021	340	659,600	20,400	134,579	(114,179)
	32.50 USD	05/19/2021	310	601,400	43,400	127,793	(84,393)

Total purchased options contracts			990		$147,100	$393,952	$(246,852)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 72.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
190,585,474	0.036%	$190,585,474

TOTAL INVESTMENTS – 72.8% (Cost $190,585,474)		$190,585,474

OTHER ASSETS IN EXCESS OF LIABILITIES – 27.2%		71,233,551

NET ASSETS – 100.0%		$261,819,025

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	CAD	16,898,000	USD	13,354,332	06/16/2021	$93,259
	CLP	4,130,000,000	USD	5,721,648	06/16/2021	13,596
	INR	1,225,000,000	USD	16,420,251	06/16/2021	126,042
	MXN	92,256,000	USD	4,400,736	06/16/2021	76,713
	USD	559,522	AUD	727,000	06/16/2021	7,153
	USD	3,480,765	BRL	19,100,000	04/05/2021	87,411
	USD	3,448,027	BRL	19,100,000	05/04/2021	60,524
	USD	63,028	CAD	79,000	06/16/2021	159
	USD	4,089,545	CHF	3,784,000	06/16/2021	77,899
	USD	2,203,600	COP	8,052,000,000	06/16/2021	9,052
	USD	3,495,388	CZK	76,935,000	06/16/2021	38,252
	USD	20,849,540	EUR	17,424,000	06/16/2021	384,634
	USD	5,801,122	GBP	4,164,000	06/16/2021	59,342
	USD	1,095,814	HUF	331,386,000	06/16/2021	23,907
	USD	2,752,992	IDR	40,140,000,000	06/16/2021	25,559
	USD	35,934,575	JPY	3,862,949,000	06/16/2021	1,022,822
	USD	5,190,575	KRW	5,800,000,000	06/16/2021	47,262
	USD	8,378,273	PLN	32,453,000	06/16/2021	163,317
	USD	3,151,824	SEK	26,857,600	06/16/2021	74,479
	USD	1,999,201	TRY	16,920,000	06/16/2021	48,817
	ZAR	82,893,000	USD	5,454,317	06/17/2021	106,586

TOTAL						$2,546,785

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	16,525,000	USD	12,852,287	06/16/2021	$(296,725)
	BRL	19,100,000	USD	3,452,390	04/05/2021	(59,036)
	CAD	1,390,000	USD	1,108,966	06/16/2021	(2,790)
	CHF	6,325,000	USD	6,866,024	06/16/2021	(160,512)
	COP	19,338,000,000	USD	5,327,508	06/16/2021	(56,994)
	CZK	144,000,000	USD	6,638,909	06/16/2021	(168,154)
	EUR	13,938,000	USD	16,734,216	06/16/2021	(363,700)
	GBP	25,735,750	USD	35,900,175	06/16/2021	(412,892)
	HUF	1,892,500,000	USD	6,252,854	06/16/2021	(131,338)
	IDR	142,200,000,000	USD	9,818,408	06/16/2021	(156,202)
	JPY	56,276,000	USD	526,710	06/16/2021	(18,111)
	KRW	14,900,000,000	USD	13,311,772	06/16/2021	(98,780)
	NOK	34,800,000	USD	4,081,924	06/16/2021	(13,409)
	NZD	6,580,000	USD	4,768,855	06/16/2021	(174,199)
	PLN	27,015,000	USD	7,166,687	06/16/2021	(328,274)
	RUB	444,500,000	USD	5,954,385	06/16/2021	(124,778)
	SEK	65,589,000	USD	7,785,045	06/16/2021	(269,855)
	TRY	35,040,000	USD	4,497,467	06/16/2021	(458,373)
	USD	871,442	CLP	640,000,000	06/16/2021	(17,312)
	USD	2,479,158	CZK	55,200,000	06/16/2021	(1,298)
	USD	9,623,085	HUF	2,984,000,000	06/16/2021	(29,018)
	USD	3,886,026	IDR	57,240,000,000	06/16/2021	(3,317)
	USD	2,281,974	INR	170,000,000	06/16/2021	(14,246)
	USD	4,205,507	KRW	4,760,000,000	06/16/2021	(15,556)
	USD	2,106,923	MXN	44,170,000	06/16/2021	(36,774)
	USD	1,201,319	ZAR	18,349,000	06/17/2021	(29,630)

TOTAL						$(3,441,273)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Amsterdam Exchange Index	41	04/16/2021	$6,723,028	$57,136
BIST 30 Index	1,288	04/30/2021	2,249,681	(310,472)
Brent Crude Oil	19	04/30/2021	1,195,480	(91,998)
CAC 40 10 Euro Index	93	04/16/2021	6,615,646	12,256
Coffee “C”	37	05/18/2021	1,713,562	(5,648)
Corn	42	05/14/2021	1,184,925	35,214
Cotton No. 2	53	05/06/2021	2,143,320	(65,669)
DAX Index	15	06/18/2021	6,609,191	73,168
DJIA CBOT E-Mini Index	18	06/18/2021	2,960,820	65,757
EURO STOXX 50 Index	79	06/18/2021	3,581,590	77,569
FTSE 100 Index	70	06/18/2021	6,445,851	(1,762)
FTSE/JSE Top 40 Index	134	06/17/2021	5,554,282	(117,828)
FTSE/MIB Index	47	06/18/2021	6,722,608	39,123
Hang Seng Index	45	04/29/2021	8,195,289	36,785
HSCEI	57	04/29/2021	4,011,725	2,448
IBEX 35 Index	65	04/16/2021	6,545,255	(11,633)
KC HRW Wheat	32	05/14/2021	922,800	(73,540)
KOSPI 200 Index	30	06/10/2021	2,747,846	10,454
Lean Hogs	46	06/14/2021	1,936,600	189,920
Live Cattle	15	06/30/2021	735,600	31,748
LME Aluminum Base Metal	72	04/21/2021	3,949,650	371,478
LME Aluminum Base Metal	60	05/19/2021	3,300,375	62,440
LME Copper Base Metal	15	04/21/2021	3,297,375	359,766
LME Copper Base Metal	11	05/19/2021	2,416,975	(44,171)
LME Lead Base Metal	57	04/21/2021	2,788,725	(112,751)
LME Lead Base Metal	57	05/19/2021	2,801,194	(55,751)
LME Nickel Base Metal	22	04/21/2021	2,115,960	(206,747)
LME Nickel Base Metal	19	05/19/2021	1,829,301	(44,462)
LME Zinc Base Metal	37	04/21/2021	2,596,706	97,905
LME Zinc Base Metal	37	05/19/2021	2,601,331	56,542
Low Sulphur Gasoil	24	05/12/2021	1,195,800	(120,048)
MSCI Emerging Markets E-Mini Index	83	06/18/2021	5,488,375	(39,758)
NASDAQ 100 E-Mini Index	8	06/18/2021	2,094,360	55,849
Nikkei 225 Index	8	06/10/2021	2,108,286	56,417
NY Harbor ULSD	16	04/30/2021	1,192,464	(78,990)
OMXS30 Index	272	04/16/2021	6,812,107	59,754
RBOB Gasoline	15	04/30/2021	1,235,745	(21,461)
Russell 2000 E-Mini Index	75	06/18/2021	8,334,375	(411,514)
S&P 500 E-Mini Index	48	06/18/2021	9,521,760	50,666
S&P/TSX 60 Index	64	06/17/2021	11,317,006	(1,375)
SET50 Index	788	06/29/2021	4,867,193	(430)
SGX FTSE China A50 Index	130	04/29/2021	2,233,661	27,977
Silver	10	05/26/2021	1,224,250	(107,183)
Soybean	24	05/14/2021	1,724,100	63,074
SPI 200 Index	80	06/17/2021	10,278,231	22,978
Sugar No. 11	112	04/30/2021	1,852,749	(66,378)
TOPIX Index	39	06/10/2021	6,882,457	129,857
VSTOXX	292	04/21/2021	628,356	(119,733)
Wheat	34	05/14/2021	1,051,875	(55,232)
WTI Crude Oil	14	04/20/2021	830,620	(60,519)

Total				$(178,772)

Short position contracts:
100 oz Gold	(12)	06/28/2021	(2,050,080)	4,537
CBOE Volatility Index	(51)	04/21/2021	(1,057,434)	277,105

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Feeder Cattle	(23)	05/27/2021	$(1,722,125)	$(54,051)
LME Aluminum Base Metal	(72)	04/21/2021	(3,949,650)	(76,572)
LME Aluminum Base Metal	(7)	05/19/2021	(385,044)	(8,115)
LME Copper Base Metal	(15)	04/21/2021	(3,297,375)	35,979
LME Copper Base Metal	(2)	05/19/2021	(439,450)	4,694
LME Lead Base Metal	(57)	04/21/2021	(2,788,725)	61,099
LME Lead Base Metal	(24)	05/19/2021	(1,179,450)	(10,961)
LME Nickel Base Metal	(22)	04/21/2021	(2,115,960)	102,604
LME Nickel Base Metal	(8)	05/19/2021	(770,232)	(1,417)
LME Zinc Base Metal	(37)	04/21/2021	(2,596,706)	(57,695)
LME Zinc Base Metal	(5)	05/19/2021	(351,531)	(7,547)
MSCI EAFE E-Mini Index	(134)	06/18/2021	(14,686,400)	52,415
Natural Gas	(96)	04/28/2021	(2,498,880)	275

Total				$322,350

Total Futures Contracts				$143,578

SWAP CONTRACTS — At March 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(b)	0.250%	06/16/2022	AUD	175,060	$186,443	$306,675	$(120,232)
3 Month BA(c)	0.500	06/16/2022	CAD	271,990	15,590	(51,583)	67,173
0.000%(d)	6 Month LIBOR	06/16/2022	CHF	492,140	(3,577,172)	(3,596,380)	19,208
6 Month EURIBOR(c)	0.000	06/16/2022	EUR	558,890	3,393,581	3,287,712	105,869
0.000(c)	6 Month LIBOR	06/16/2022	GBP	193,490	470,036	495,445	(25,409)
0.000(d)	3 Month STIBOR	06/16/2022	SEK	2,260,450	(52,506)	(34,849)	(17,657)
3 Month LIBOR(b)	0.200	06/16/2022	USD	1,366,770	(265,035)	(69,705)	(195,330)
6 Month EURIBOR(c)	0.000	06/16/2023	EUR	147,340	1,707,672	1,644,391	63,281
6 Month LIBOR(c)	0.250	06/16/2023	GBP	96,570	(239,489)	(157,799)	(81,690)
3 Month LIBOR(b)	0.500	06/16/2023	USD	292,390	973,498	1,160,402	(186,904)
1.000(d)	6 Month PRIBOR	09/15/2026	CZK	585,060	1,036,694	201,438	835,256
2.000(d)	6 Month BUBOR	09/15/2026	HUF	6,025,520	346,872	(287,468)	634,340
5.750(e)	1 Month TIIE	09/15/2026	MXN	52,510	67,224	10,599	56,625
1.500(d)	6 Month WIBOR	09/15/2026	PLN	60,270	(2,435)	(371,492)	369,057
6.750(b)	3 Month JIBAR	09/15/2026	ZAR	39,160	(33,754)	(112,362)	78,608
2.000(c)	3 Month BA	06/16/2031	CAD	18,310	176,168	63,250	112,918
0.000(d)	6 Month LIBOR	06/16/2031	CHF	23,620	114,028	95,548	18,480
6 Month EURIBOR(c)	0.000	06/16/2031	EUR	26,600	64,021	64,021	—
6 Month LIBOR(c)	1.000	06/16/2031	GBP	16,550	(159,447)	115,617	(275,064)
1.000(d)	3 Month STIBOR	06/16/2031	SEK	208,290	(419,816)	(412,848)	(6,968)
3 Month LIBOR(b)	1.750	06/16/2031	USD	32,910	59,136	59,136	—
0.500(d)	6 Month EURIBOR	06/16/2051	EUR	14,040	(53,177)	(517,504)	464,327
1.000(c)	6 Month LIBOR	06/16/2051	GBP	8,640	786,985	343,043	443,942
2.000(c)	3 Month LIBOR	06/16/2051	USD	28,110	1,322,032	760,970	561,062

TOTAL					5,917,149	2,996,257	2,920,892

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2021.
(b)	Payments made quarterly
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2021:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$47,891	$435,807	$—
Asia	82,191	18,804,169	—
Australia and Oceania	—	905,212	—
Europe	8,742,839	66,659,418	—
North America	984,130,830	1,258,265	—
South America	—	20,902	—
Exchange Traded Funds	513,435,086	—	—
Investment Company	1,541,673,111	—	—
Securities Lending Reinvestment Vehicle	8,374,500	—	—

Total	$3,056,486,448	$88,083,773	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$1,840,607	$—
Futures Contracts(b)	8,985,149	—	—
Credit Default Swap Contracts(b)	—	1,843,347	—
Total Return Swap Contracts(b)	—	1,758,041	—
Purchased Options Contracts	249,720	—	—

Total	$9,234,869	$5,441,995	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(787,479)	$—
Futures Contracts(b)	(7,134,959)	—	—
Total Return Swap Contracts(b)	—	(2,318,998)	—
Written Options Contracts	(2,901,700)	—	—

Total	$(10,036,659)	$(3,106,477)	$—

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$21,709,882	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$69,975	$—
Futures Contracts(b)	2,667,531	—	—
Credit Default Swap Contracts(b)	—	5,853	—
Total Return Swap Contracts(b)	—	420,199	—
Purchased Options Contracts	147,100	—	—

Total	$2,814,631	$496,027	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(73,635)	$—
Futures Contracts	(1,992,238)	—	—
Total Return Swap Contracts	—	(513,421)	—

Total	$(1,992,238)	$(587,056)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$190,585,474	$—	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$2,546,785	$—
Futures Contracts	2,584,989	—	—
Interest Rate Swap Contracts	—	3,830,146	—

Total	$2,584,989	$6,376,931	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,441,273)	$—
Futures Contracts	(2,441,411)	—	—
Interest Rate Swap Contracts	—	(909,254)	—

Total	$(2,441,411)	$(4,350,527)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker and Alternative Premia Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion, or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the income from investments in the Subsidiary was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.